UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22481

                                             Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                                   New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                                   New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

  Apollo Senior Floating Rate Fund Inc. (NYSE: AFT)   Apollo Tactical Income Fund Inc. (NYSE: AIF)

Semi-Annual Report

June 30, 2016

(unaudited)

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

This report, including the financial information herein, is transmitted to shareholders of the Funds for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Manager Commentary (unaudited)

As of June 30, 2016

Dear Shareholders,

We would like to start by saying thank you for your interest in the Apollo Senior Floating Rate Fund Inc. and the Apollo Tactical Income Fund Inc. (the “Funds”). We appreciate the trust and confidence you have placed with us through your investment in the Funds.

The beginning of 2016 started off much like 2015 had ended for the corporate credit markets, with both leveraged loans and high yield bonds continuing to move lower. This same move lower marked the end of the year prior for very similar reasons, primarily continued weakness in commodity prices and the negative impact this was having on retail demand for loans and bonds. Most of January and the first half of February looked very much like the months that had preceded them with regular selling by credit managers in the secondary market and a frozen primary market marked by equity and commodity price volatility. In mid-February, this dynamic reversed as commodity prices stabilized, equities began to move higher and managers of loan and high yield funds in particular saw inflows to mutual funds. After steadily climbing over the back half of 2015 and into 2016, average yields in the high yield market hit a high of 10.5% in mid-February. This peak, combined with the previously mentioned coinciding factors in equities and commodities, ended up being the point at which capital was committed to the loan and bond markets in enough size to eventually reverse nearly all of the move lower that began in early June 2015. The market movements subsequent to this have been substantial. Since the 2016 lows for high yield, on February 11, and for the loan market, on February 17, these markets are up +15.8%1 and +6.1%2 through June 30, respectively.

While this steady improvement has been almost entirely one-directional and lacking in any real volatility, aside from the short-lived period of volatility created by the United Kingdom’s referendum to exit European Union membership (“Brexit”) in late June, it was not without opportunity as it relates to investing on behalf of the Funds. There was a backup in the capital markets early this year created by market volatility that caused the forward calendar of deals scheduled to be syndicated to balloon. As conditions eased, dealers competed to bring substantial financings of many kinds to market, and the pricing and structure for most of these deals represented attractive investment opportunities relative to almost any period in the year preceding. Pricing for loans across the ratings spectrum widened compared to similar credits priced over most of 2015, with generally better terms and call protection as well. These represented opportunities for the Funds to refinance into what we believe are better credit profiles for businesses at greater rates of return, with enhanced lender protection. After the anemic totals of loan issuance in January and February, issuance increased fairly steadily into the summer with June’s institutional loan new-issuance volume of $73.0 billion the third highest on record, and sixth consecutive monthly increase in a row. While the most attractive pricing and terms of the early part of the rally have diminished, this kind of supply is important for the Fund’s ability to optimize their positionings and investments and has been healthy in the process of portfolio management.

As it relates to aforementioned Brexit, both the volatility and opportunity this created for the Funds was short-lived. Though we were able to add at the margin to existing positions that we liked at lower levels given initial selling on the event, this selling occurred over only a brief period of time and there was a substantial amount of demand waiting for it which limited the move lower in prices. Over the two weeks that followed, inflows into high yield funds in particular were historically high, and the reversal in any move lower in prices did not take long to play out. If anything, the broader reaction to the event as an immediate buying opportunity suggests a broader theme that we see as only beginning, which is that of a global search for yield in an environment of declining returns increasingly focused on the United States. While we feel the Funds are set up quite well to take advantage of increased demand, we are cognizant that it may create certain distortions in the capital markets and will remain focused on what this may bring.

We appreciate your interest and support in the Funds. If you have any questions about the Funds, please call 1-888-301-3838, or visit our website at www.agmfunds.com.

Sincerely,

Apollo Credit Management, LLC

1JPMorgan Domestic High Yield Index, June 30, 2016

2S&P/LSTA Leveraged Loan Total Return Index, June 30, 2016

4  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Financial Data

As of June 30, 2016 (unaudited)

Portfolio Composition (as % of Current Market
Value of Investment Securities)

Loans	93.1%
High Yield Bonds	5.9%
Equity/Other	1.0%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	4.79%
Weighted Average Fixed-Rate Coupon	8.23%
Weighted Average Maturity (in years) (floating assets)	4.69
Weighted Average Maturity (in years) (fixed assets)	5.36
Weighted Average Modified Duration (in years)
(fixed assets)	3.63
Average Position Size	$2,068,715
Number of Positions	201
Weighted Average S&P Rating	B
Weighted Average Rating Factor (Moody’s)(h)	2,925

Credit Quality (b)

BBB	1.3%
BB	12.2%
B	68.0%
CCC+ or Lower	13.5%
Not Rated	5.0%

Top 5 Industries (as % of Current Market Value of
Investment Securities) (c)

High Tech Industries	12.1%
Healthcare & Pharmaceuticals	10.2%
Banking, Finance, Insurance & Real Estate	10.0%
Media: Broadcasting & Subscription	9.6%
Services: Business	8.3%
Total	50.2%

Top 10 Issuers (as % of Current Market Value of
Investment Securities) (d)

Scientific Games International, Inc.	1.5%
Amwins Group, LLC	1.5%
BWay Intermediate Company, Inc.	1.4%
Asurion, LLC	1.4%
Valeant Pharmaceuticals International, Inc.	1.4%
NVA Holdings, Inc.	1.4%
First Data Corp.	1.3%
DAE Aviation Holdings, Inc.	1.3%
NVLX Acquisition, LLC	1.3%
Kronos, Inc.	1.3%
Total	13.8%

Performance Comparison

	Six Months Ended June 30, 2016	Since Inception on February 23, 2011, to June 30, 2016

AFT - Market Price	8.10%(e)	2.63%(e)(f)
AFT - NAV	7.39%(e)	5.55%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	4.51%	3.54%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value. The weighted average rating factor per Moody’s Investors Service (“Moody’s”) excludes securities with no rating or in default as of June 30, 2016.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2016. The quality ratings reflected were issued by Standard & Poor’s Ratings Group (“S&P”), a nationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, a nationally recognized statistical rating organization.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of June 30, 2016.

Semi-Annual Report  |  5

Apollo Tactical Income Fund Inc.

Financial Data

As of June 30, 2016 (unaudited)

Portfolio Composition (as % of Current Market
Value of Investment Securities)

Loans	73.6%
High Yield Bonds	15.3%
Structured Products	10.0%
Equity/Other	1.1%

Portfolio Characteristics (a)

Weighted Average Floating-Rate Spread	5.38%
Weighted Average Fixed-Rate Coupon	7.55%
Weighted Average Maturity (in years) (floating assets)	5.67
Weighted Average Maturity (in years) (fixed assets)	5.22
Weighted Average Modified Duration (in years) (fixed assets)	3.75
Average Position Size	$2,023,004
Number of Positions	199
Weighted Average S&P Rating	B
Weighted Average Rating Factor (Moody’s)(h)	2,995

Credit Quality (b)
BBB	0.8%
BB	16.5%
B	54.2%
CCC+ or Lower	17.0%
Not Rated	11.5%

Top 5 Industries (as % of Current Market Value of
Investment Securities) (c)

High Tech Industries	10.2%
Healthcare & Pharmaceuticals	8.9%
Media: Broadcasting & Subscription	8.2%
Retail	8.0%
Banking, Finance, Insurance & Real Estate	7.6%
Total	42.9%

Top 10 Issuers (as % of Current Market Value of
Investment Securities) (d)

Anchorage Capital CLO, Ltd.	1.9%
OCP CLO. Ltd.	1.8%
Land O’ Lakes Capital Trust I	1.4%
Laureate Education, Inc.	1.4%
Riverbed Technology, Inc.	1.4%
Valeant Pharmaceuticals International, Inc.	1.4%
Onex Carestream Finance, L.P.	1.4%
TPC Group, Inc. (Texas Petrochemical)	1.3%
EIG Investors Corp.	1.3%
Pike Corp.	1.2%
Total	14.5%

Performance Comparison

	Six Months Ended June 30, 2016	Since Inception on February 25, 2013, to June 30, 2016

AIF - Market Price	9.29%(e)	-0.72%(e)(f)
AIF - NAV	6.72%(e)	4.22%(e)(f)
S&P/LSTA Leveraged Loan Index (g)	4.51%	2.80%(f)

(a)	Averages based on par value of investment securities, except for the weighted average modified duration, which is based on market value. The weighted average rating factor per Moody’s excludes securities with no rating or in default as of June 30, 2016.
(b)	Credit quality is calculated as a percentage of fair value of investment securities at June 30, 2016. The quality ratings reflected were issued by S&P, a nationally recognized statistical rating organization. Credit quality ratings reflect the rating agency’s opinion of the credit quality of the underlying positions in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings are subject to change.
(c)	The industry classifications reported are from widely recognized market indexes or rating group indexes, and/or as defined by Fund management, with the primary source being Moody’s, a nationally recognized statistical rating organization. The Top 5 Industries table above excludes Structured Products which represent 10.0% of the portfolio as of June 30, 2016.
(d)	Holdings are subject to change and are provided for informational purposes only.
(e)	Performance reflects total return assuming all distributions were reinvested at the dividend reinvestment rate. Past performance does not necessarily indicate how the Fund will perform in the future. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund.
(f)	Annualized.
(g)	The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of the U.S. dollar facilities in the leveraged loan market.
(h)	Excludes securities with no rating or in default as of June 30, 2016.

6  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans - 134.1%(a)

AEROSPACE & DEFENSE - 5.0%
Camp International Holding Co.
2013 First Lien Replacement Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/31/19(b)	2,381,107	2,374,416
2013 Second Lien Replacement
Term Loan, (LIBOR + 7.25%,
1.00% Floor), 8.25%, 11/29/19(b)	1,000,000	980,000
DAE Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	5,072,257	5,069,898
Photonis Technologies SAS
(France) First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)	1,897,815	1,698,544
TASC, Inc.
First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	521,575	522,879
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	1,433,344	1,436,927
Second Lien Term Loan, 12.00%, 05/21/21(d)	1,637,357	1,649,637

		13,732,301

AUTOMOTIVE - 2.7%

American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	3,989,899	3,865,235
KAR Auction Services, Inc.
Tranche B-3 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 03/09/23(b)	997,500	1,002,069
U.S. Farathane, LLC
Term Loan B-2, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/23/21(b)(e)	2,349,737	2,352,674

		7,219,978

BANKING, FINANCE, INSURANCE & REAL ESTATE - 12.9%

Alliant Holdings I, LLC
Initial Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/12/22(b)	1,705,979	1,684,654
Amwins Group, LLC
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/06/19(b)	4,053,215	4,055,383
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 09/04/20(b)	1,764,500	1,768,911

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

AqGen Island Intermediate
Holdings, Inc. First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/05/22(b)	2,469,136	2,439,815
Asurion, LLC
Incremental Tranche B-1 Term Loan, (LIBOR + 3.75%, 1.25% Floor), 5.00%, 05/24/19(b)	4,336,273	4,321,834
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	1,399,109	1,352,938
First Data Corp.
2021 New Dollar Term Loan, (LIBOR + 4.00%, 0.00% Floor), 4.44%, 03/24/21(b)	5,302,959	5,294,130
Global Payments, Inc.
Initial Term Loan, (LIBOR + 3.50%, 0.00% Floor), 3.94%, 04/22/23(b)	1,096,639	1,105,412
Hyperion Insurance Group, Ltd.
(United Kingdom) Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(b)(c)	488,528	464,102
iStar, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/01/20(b)(f)	1,398,773	1,400,521
Jefferies Finance, LLC (JFIN
Co-Issuer Corp.) Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)(e)	1,506,522	1,491,456
Medical Card System, Inc.
Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)(g)	5,323,315	3,064,118
MMM Holdings, Inc.
MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(e)	638,237	488,251
MPH Acquisition Holdings, LLC
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/23(b)	3,759,494	3,774,532
MSO of Puerto Rico, Inc.
MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(e)	463,995	354,956
Sedgwick Claims Management
Services, Inc. Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 03/01/21(b)	1,933,981	1,938,816

See accompanying Notes to Financial Statements.  |  7

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans(a) (continued)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)
Walter Investment Management Corp.
Tranche B Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 12/18/20(b)	363,523	292,485

		35,292,314

BEVERAGE, FOOD & TOBACCO - 4.8%

AdvancePierre Foods, Inc.
Effective Date Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/02/23(b)	2,189,189	2,186,452
The Chef’s Warehouse, Inc.
Delayed Draw Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 06/22/22(b)	52,575	52,444
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 06/22/22(b)	1,145,384	1,142,520
Dole Food Company, Inc.
Tranche B Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/01/18(b)(f)	1,336,386	1,333,673
NBTY, Inc.
Dollar Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/05/23(b)	3,051,903	3,033,378
PFS Holding Corp.
First Lien Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 01/31/21(b)	2,745,439	2,476,386
Winebow Holdings, Inc. (The
Vintner Group, Inc.) First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	992,405	967,595
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,260,897	2,012,198

		13,204,646

CAPITAL EQUIPMENT - 1.2%

MTS Systems Corp.
Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 06/28/23(b)(f)	3,333,333	3,328,133

CHEMICALS, PLASTICS & RUBBER - 3.0%

The Chemours Co.
Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)	568,988	551,777
MacDermid, Inc. (Platform
Specialty Products Corp.) Tranche B-2 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/07/20(b)	739,124	731,042

	Principal Amount ($)	Value ($)

CHEMICALS, PLASTICS & RUBBER (continued)

MacDermid, Inc. (Platform Specialty Products Corp.) (continued)
Tranche B-3 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/07/20(b)	1,122,173	1,109,829
Magnetation, LLC / Mag Finance Corp.
Term Loan (12.00% PIK), 12.00%, 07/07/16(d)(e)(g)(h)	263,692	606
Nexeo Solutions, LLC
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/09/23(b)	1,076,336	1,077,009
PetroChoice Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)(e)	1,007,425	997,351
PQ Corp.
Tranche B-1 Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/04/22(b)	1,268,428	1,270,889
Styrolution US Holding, LLC
First Lien Dollar Tranche B-1 Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/07/19(b)	2,559,467	2,562,666

		8,301,169

CONSTRUCTION & BUILDING - 1.1%

Infiltrator Water Technologies, LLC
First Lien Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 05/27/22(b)	2,849,324	2,850,520

CONSUMER GOODS: DURABLE - 0.1%

Britax US Holdings, Inc.
Initial Dollar Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/15/20(b)	456,534	376,641

CONSUMER GOODS: NON-DURABLE - 2.1%

ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	3,341,749	3,299,977
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	239,923	57,582
Polyconcept Investments B.V.
Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(b)	2,491,519	2,466,604

		5,824,163

CONTAINERS, PACKAGING & GLASS - 4.4%

BWay Intermediate Company, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.52%, 08/14/20(b)	5,716,934	5,706,214

8  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

CONTAINERS, PACKAGING & GLASS (continued)

Hoover Group, Inc.
Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(e)	1,473,083	1,369,968
NVLX Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(b)	5,024,918	5,045,018

		12,121,200

ENERGY: OIL & GAS - 6.7%

American Energy - Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	2,712,161	1,464,567
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	498,651	330,356
BlackBrush Oil & Gas, L.P.
Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(b)(f)	3,363,109	3,358,905
Chelsea Petroleum Products I, LLC
Tranche B Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/28/22(b)	1,727,942	1,702,023
Chief Exploration & Development, LLC
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(b)	1,950,784	1,769,732
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	997,436	397,977
EMG Utica, LLC
Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 03/27/20(b)	2,181,024	2,080,151
HGIM Corp.
Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/18/18(b)	3,722,011	2,844,230
Sheridan Investment Partners I, LLC
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	276,621	163,035
Sheridan Production Partners I-A, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	36,654	21,603
Sheridan Production Partners I-M, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	22,389	13,196

	Principal Amount ($)	Value ($)

ENERGY: OIL & GAS (continued)

Southcross Energy Partners, L.P.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)	1,565,494	1,293,490
Southcross Holdings Borrower LP
Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(d)(g)	115,058	98,374
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(e)	2,592,741	1,970,483
W3 Co.
First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(b)	908,416	714,242

		18,222,364

ENVIRONMENTAL INDUSTRIES - 1.0%

Emerald 2, Ltd. (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 4.63%, 05/14/21(b)(c)	2,901,337	2,703,088

FOREST PRODUCTS & PAPER - 1.5%

Caraustar Industries, Inc.
Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,830,906	1,830,219
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	2,247,659	2,244,388

		4,074,607

HEALTHCARE & PHARMACEUTICALS - 13.6%

Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	2,926,858	2,903,077
CHG Healthcare Services, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/07/23(b)(f)	548,842	549,701
Concentra, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/01/23(b)	1,000,000	990,000
ExamWorks Group, Inc.
Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/31/23(b)(f)	1,488,722	1,489,191
HCR ManorCare, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)	2,083,684	1,708,621
InVentiv Health, Inc.
Term Loan B-3, (LIBOR + 6.25%, 1.50% Floor), 7.75%, 05/15/18(b)	723,864	722,507
Lanai Holdings II, Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/29/22(b)(f)	2,731,706	2,697,560

See accompanying Notes to Financial Statements.  |  9

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HEALTHCARE & PHARMACEUTICALS (continued)

Lanai Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 08/28/23(b)(e)(f)	869,565	856,522
Nmsc Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/19/23(b)	561,524	564,332
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	3,499,213	3,074,934
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)(e)	4,728,833	4,563,324
Smile Brands Group, Inc.
Term Loan B (1.50% PIK), (LIBOR + 7.75%, 1.25% Floor), 9.00%, 08/16/19(b)(g)	3,618,767	3,169,443
Steward Health Care System, LLC
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)(e)	2,734,634	2,707,287
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(b)	3,678,202	3,669,006
U.S. Renal Care, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/30/22(b)	3,756,189	3,756,207
Second Lien Term Loan, (LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/29/23(b)	1,025,000	1,009,625
Valeant Pharmaceuticals
International, Inc. (Canada) Tranche B Term Loan Series C-2, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/11/19(b)(c)	1,543,406	1,502,892
Tranche B Term Loan Series D-2, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/13/19(b)(c)	530,561	517,132
Tranche B Term Loan Series E-1, (LIBOR + 4.00%, 0.75% Floor), 4.75%, 08/05/20(b)(c)(f)	660,640	642,628

		37,093,989

HIGH TECH INDUSTRIES - 16.9%

Deltek, Inc.
First Lien Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/25/22(b)	2,672,290	2,669,378
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/26/23(b)	1,724,528	1,747,162
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	1,999,281	1,929,306

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)

Informatica Corp.
Dollar Term Loan, (LIBOR +
3.50%, 1.00% Floor), 4.50%,
08/05/22(b)	2,992,462	2,919,790
Kronos, Inc.
Second Lien Initial Term Loan,
(LIBOR + 8.50%, 1.25% Floor),
9.75%, 04/30/20(b)	4,998,571	5,044,408
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
First Lien New Term Loan,
(LIBOR + 4.00%, 1.00% Floor),
5.00%, 02/25/20(b)	2,940,979	2,929,950
Second Lien Term Loan, (LIBOR
+ 7.25%, 1.00% Floor), 8.25%,
02/25/21(b)(e)	610,438	595,178
Lanyon Solutions, Inc. (Lanyon, Inc.)
First Lien Term Loan, (LIBOR +
4.50%, 1.00% Floor), 5.50%,
11/13/20(b)	1,435,886	1,425,713
MSC.Software Corp.
First Lien Initial Term Loan,
(LIBOR + 4.00%, 1.00% Floor),
5.00%, 05/29/20(b)	1,754,200	1,666,490
ON Semiconductor Corp.
First Lien Term Loan B, (LIBOR
+ 4.50%, 0.75% Floor), 5.25%,
03/31/23(b)	3,096,210	3,113,951
Riverbed Technology, Inc.
Term Loan B, (LIBOR + 4.00%,
1.00% Floor), 5.00%, 04/25/22(b)	3,439,865	3,443,924
RP Crown Parent, LLC
First Lien New Term Loan,
(LIBOR + 5.00%, 1.00% Floor),
6.00%, 12/21/18(b)	2,231,861	2,105,616
Second Lien Term Loan, (LIBOR
+ 10.0%, 1.25% Floor), 11.25%,
12/21/19(b)(f)	1,250,000	1,042,712
Sophia, L.P.
Closing Date Term Loan, (LIBOR
+ 3.75%, 1.00% Floor), 4.75%,
09/30/22(b)	2,982,462	2,952,638
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%,
1.00% Floor), 6.50%,
12/04/20(b)(f)	3,300,520	3,034,416
VF Holdings Corp.
Term Loan B, (LIBOR + 3.75%,
1.00% Floor), 4.75%, 06/30/23(b)	1,475,728	1,472,504
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%,
1.00% Floor), 7.50%,
06/16/22(b)(e)	4,000,000	3,980,000
Western Digital Corp.
Term Loan B, (LIBOR + 5.50%,
0.75% Floor), 6.25%, 04/29/23(b)	4,000,000	4,021,880

		46,095,016

10  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HOTEL, GAMING & LEISURE - 7.3%

CDS U.S. Intermediate Holdings, Inc.
First Lien Initial Term Loan,
(LIBOR + 4.00%, 1.00% Floor),
5.00%, 07/08/22(b)	880,907	859,712
Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B-3 Term Loan (USD),
(LIBOR + 3.75%, 1.00% Floor),
4.75%, 07/30/21(b)(c)	5,105,263	4,924,179
Diamond Resorts Corp.
Term Loan, (LIBOR + 4.50%,
1.00% Floor), 5.50%, 05/09/21(b)	2,488,546	2,490,886
Equinox Holdings, Inc.
First Lien New Initial Term Loan,
(LIBOR + 3.75%, 1.25% Floor),
5.00%, 01/31/20(b)	3,692,210	3,687,595
Everi Payments, Inc.
Term Loan B, (LIBOR + 5.25%,
1.00% Floor), 6.25%, 12/18/20(b)	1,361,763	1,264,166
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada)
Initial Term Loan B, (LIBOR +
6.50%, 1.00% Floor), 7.50%,
04/08/22(b)(c)(e)	747,069	746,135
Scientific Games International, Inc.
Initial Term Loan B-2, (LIBOR +
5.00%, 1.00% Floor), 6.00%,
10/01/21(b)	3,498,223	3,454,932
Initial Term Loan, (LIBOR +
5.00%, 1.00% Floor), 6.00%,
10/18/20(b)	2,493,606	2,466,339

		19,893,944

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.2%

ALM Media, LLC
First Lien Term Loan B, (LIBOR
+ 4.50%, 1.00% Floor), 5.50%,
07/31/20(b)	3,555,131	3,412,926
F & W Media, Inc.
Initial Term Loan, (LIBOR +
7.50%, 1.25% Floor), 8.75%,
06/30/19(b)	3,135,887	2,587,107

		6,000,033

MEDIA: BROADCASTING & SUBSCRIPTION - 11.0%

Emmis Operating Co.
Term Loan, (LIBOR + 6.00%,
1.00% Floor), 7.00%, 06/10/21(b)	1,437,553	1,225,514
Hargray Communications Group, Inc. (HCP Acquisition, LLC)
Initial Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%,
06/26/19(b)	4,154,513	4,159,706

	Principal Amount ($)	Value ($)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.)
New Term Loan B, (LIBOR +
4.00%, 1.00% Floor), 5.00%,
07/30/20(b)	2,437,329	2,425,143
Intelsat Jackson Holdings S.A. (Luxembourg)
Tranche B-2 Term Loan, (LIBOR
+ 2.75%, 1.00% Floor), 3.75%,
06/30/19(b)(c)(f)	4,635,849	4,234,848
Neptune Finco Corp.
Initial Term Loan, (LIBOR +
4.00%, 1.00% Floor), 5.00%,
10/09/22(b)	4,050,012	4,064,188
Numericable U.S., LLC
Term Loan B-7, (LIBOR + 4.25%,
0.75% Floor), 5.00%, 01/15/24(b)	3,155,128	3,138,043
SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%,
02/07/19(b)	1,945,359	1,945,359
Telecommunications Management, LLC
First Lien Initial Term Loan,
(LIBOR + 3.75%, 1.00% Floor),
4.75%, 04/30/20(b)	1,199,800	1,139,810
Second Lien Initial Term Loan,
(LIBOR + 8.00%, 1.00% Floor),
9.00%, 10/30/20(b)(e)	710,475	682,056
WideOpenWest Finance, LLC Replacement Term Loan B,
(LIBOR + 3.50%, 1.00% Floor),
4.50%, 04/01/19(b)(f)	1,994,949	1,992,316
William Morris Endeavor Entertainment, LLC (IMG
Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%,
05/06/21(b)(f)	4,970,609	4,960,668

		29,967,651

METALS & MINING - 0.2%

Global Brass and Copper, Inc.
Term Loan B, (LIBOR + 4.25%,
1.00% Floor), 5.25%,
06/16/23(b)(f)	596,026	596,026

RETAIL - 10.2%

Academy, Ltd.
Initial Term Loan, (LIBOR +
4.00%, 1.00% Floor), 5.00%,
07/01/22(b)(f)	4,145,736	3,917,720
Albertson’s, LLC
Term Loan B-6, (LIBOR + 3.75%,
1.00% Floor), 4.75%, 06/22/23(b)	1,851,243	1,851,011
Belk, Inc.
Closing Date First Lien Term
Loan, (LIBOR + 4.75%, 1.00%
Floor), 5.75%, 12/12/22(b)	921,028	739,701

See accompanying Notes to Financial Statements.  |  11

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

RETAIL (continued)

Charming Charlie, LLC
Initial Term Loan, (LIBOR +
8.00%, 1.00% Floor), 9.00%,
12/24/19(b)	3,717,687	2,602,381
David’s Bridal, Inc.
Initial Term Loan, (LIBOR +
4.00%, 1.25% Floor), 5.25%,
10/11/19(b)	2,000,000	1,800,000
J. Crew Group, Inc.
Initial Term Loan, (LIBOR +
3.00%, 1.00% Floor), 4.00%,
03/05/21(b)(f)	1,500,000	1,033,597
J.C. Penney Corp., Inc.
2016 Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%,
06/23/23(b)(f)	2,813,333	2,794,878
Mattress Holding Corp.
Initial Term Loan, (LIBOR +
5.25%, 1.00% Floor), 6.25%,
10/20/21(b)	2,595,566	2,543,655
2016 Incremental Term Loan,
(LIBOR + 5.25%, 1.00% Floor),
6.25%, 10/20/21(b)	1,190,549	1,165,994
The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR +
3.25%, 1.00% Floor), 4.25%,
10/25/20(b)(f)	2,500,000	2,251,987
Petco Animal Supplies, Inc.
Tranche B-1 Term Loan, (LIBOR
+ 4.00%, 1.00% Floor), 5.00%,
01/26/23(b)	2,319,188	2,311,523
Tranche B-2 Term Loan, (LIBOR
+ 4.25%, 0.00% Floor), 4.73%,
01/26/23(b)	1,608,871	1,602,982
PetSmart, Inc.
Tranche B-1 Term Loan, (LIBOR
+ 3.25%, 1.00% Floor), 4.25%,
03/11/22(b)	1,000,000	997,130
Sears Roebuck Acceptance Corp. (KMART Corp.)
2015 Term Loan, (LIBOR +
4.50%, 1.00% Floor), 5.50%,
06/30/18(b)	1,719,062	1,642,418
Vince, LLC (Vince Intermediate Holding, LLC)
Term Loan B, (LIBOR + 4.75%,
1.00% Floor), 5.75%,
11/27/19(b)(e)	514,815	489,074

		27,744,051

SERVICES: BUSINESS - 12.0%

Americold Realty Operating Partnership, L.P.
Term Loan B, (LIBOR + 5.50%,
1.00% Floor), 6.50%,
12/01/22(b)(f)	3,203,165	3,223,185

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)

Carecore National, LLC
Term Loan, (LIBOR + 4.50%,
1.00% Floor), 5.50%, 03/05/21(b)	1,373,148	1,273,595
EIG Investors Corp.
Term Loan, (LIBOR + 5.48%,
1.00% Floor), 6.48%, 11/09/19(b)	2,922,543	2,795,895
Term Loan, (LIBOR + 5.00%,
1.00% Floor), 6.00%,
02/09/23(b)(e)	1,980,000	1,861,200
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan,
(LIBOR + 4.75%, 1.00% Floor),
5.75%, 04/28/21(b)	2,076,797	1,656,245
Second Lien Initial Term Loan,
(LIBOR + 8.25%, 1.00% Floor),
9.25%, 04/28/22(b)	1,000,000	475,000
Explorer Holdings, Inc.
Initial Term Loan, (LIBOR +
5.00%, 1.00% Floor), 6.00%,
05/02/23(b)	500,000	501,250
GCA Services Group, Inc.
First Lien Term Loan, (LIBOR +
4.75%, 1.00% Floor), 5.75%,
03/01/23(b)	1,362,103	1,367,211
IBC Capital, Ltd.
First Lien Initial Term Loan,
(LIBOR + 3.75%, 1.00% Floor),
4.75%, 09/09/21(b)	3,923,803	3,802,813
Infogroup, Inc.
Term Loan B, (LIBOR + 5.50%,
1.50% Floor), 7.00%, 05/28/18(b)	1,167,455	1,133,161
Netsmart Technologies, Inc.
First Lien Term Loan, (LIBOR +
4.75%, 1.00% Floor), 5.75%,
04/19/23(b)(e)	586,047	585,314
Onex Carestream Finance, L.P.
2013 First Lien Term Loan,
(LIBOR + 4.00%, 1.00% Floor),
5.00%, 06/07/19(b)(f)	1,971,014	1,892,174
Second Lien Term Loan, (LIBOR
+ 8.50%, 1.00% Floor), 9.50%,
12/07/19(b)	2,415,389	2,198,004
Packers Holdings, LLC
Term Loan B, (LIBOR + 4.00%,
1.00% Floor), 4.00%, 12/02/21(b)	989,975	988,124
SGS Cayman, L.P.
Initial Cayman Term Loan,
(LIBOR + 5.00%, 1.00% Floor),
6.00%, 04/23/21(b)	426,076	425,011
SMG
Term Loan B, (LIBOR + 3.50%,
1.00% Floor), 4.50%,
02/27/20(b)(f)	3,156,339	3,081,376
Solera, LLC (Solera Finance, Inc.)
Dollar Term Loan, (LIBOR +
4.75%, 1.00% Floor), 5.75%,
03/03/23(b)(f)	3,744,262	3,747,763

12  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Sutherland Global Services, Inc.
Initial U.S. Term Loan, (LIBOR +
5.00%, 1.00% Floor), 6.00%,
04/23/21(b)	1,830,386	1,825,810

		32,833,131

SERVICES: CONSUMER - 3.8%

Laureate Education, Inc.
2018 New Series Extended Term
Loan, (LIBOR + 3.75%, 1.25%
Floor), 5.00%, 06/15/18(b)	5,135,048	4,989,547
NVA Holdings, Inc.
First Lien Incremental Term Loan
B-1, (LIBOR + 4.50%, 1.00%
Floor), 5.50%, 08/14/21(b)	852,918	853,984
First Lien Term Loan, (LIBOR +
3.75%, 1.00% Floor), 4.75%,
08/14/21(b)	3,156,565	3,148,673
Second Lien Term Loan, (LIBOR
+ 7.00%, 1.00% Floor), 8.00%,
08/14/22(b)	1,391,776	1,379,598

		10,371,802

TELECOMMUNICATIONS - 5.4%

Avaya, Inc.
Term Loan B-3, (LIBOR + 4.50%,
0.00% Floor), 5.13%,
10/26/17(b)(f)	1,601,294	1,247,672
Ciena Corp.
2016 Term Loan, (LIBOR +
3.50%, 0.75% Floor), 4.25%,
04/25/21(b)(e)	590,674	591,412
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR +
3.75%, 1.25% Floor), 5.00%,
05/23/20(b)	5,396,800	4,887,477
Grande Communications Networks, LLC
Initial Term Loan, (LIBOR +
3.50%, 1.00% Floor), 4.50%,
05/29/20(b)	2,980,454	2,939,473
LTS Buyer, LLC (Sidera Networks, Inc.)
Second Lien Term Loan, (LIBOR
+ 6.75%, 1.25% Floor), 8.00%,
04/12/21(b)	1,500,000	1,485,000
Securus Technologies Holdings, Inc.
First Lien Initial Term Loan,
(LIBOR + 3.50%, 1.25% Floor),
4.75%, 04/30/20(b)	986,295	935,136
Second Lien Initial Term Loan,
(LIBOR + 7.75%, 1.25% Floor),
9.00%, 04/30/21(b)	2,800,000	2,524,662

		14,610,832

	Principal Amount ($)	Value ($)

TRANSPORTATION: CARGO - 1.3%

Carrix, Inc.
Term Loan, (LIBOR + 3.50%,
1.00% Floor), 4.50%, 01/07/19(b)	3,847,770	3,645,762

TRANSPORTATION: CONSUMER - 0.6%

Travel Leaders Group, LLC
Additional Tranche B Term Loan,
(LIBOR + 6.00%, 1.00% Floor),
7.00%, 12/07/20(b)	1,736,779	1,723,753

UTILITIES: ELECTRIC - 3.1%

EFS Cogen Holdings I, LLC
Term Loan B, (LIBOR + 4.25%,
1.00% Floor), 5.25%,
06/28/23(b)(f)	2,620,253	2,630,079
Granite Acquisition, Inc.
Second Lien Term Loan B,
(LIBOR + 7.25%, 1.00% Floor),
8.25%, 12/19/22(b)	1,112,864	1,054,577
Pike Corp.
First Lien Initial Term Loan,
(LIBOR + 4.50%, 1.00% Floor),
5.50%, 12/22/21(b)	2,134,220	2,132,887
Second Lien Initial Term Loan,
(LIBOR + 8.50%, 1.00% Floor),
9.50%, 06/22/22(b)	2,500,000	2,518,750

		8,336,293

Total Senior Loans
(Cost $376,576,839)		366,163,407

Corporate Notes and Bonds - 8.6%(d)

AUTOMOTIVE - 0.2%

American Tire Distributors, Inc.
10.25%, 03/01/22(i)	600,000	529,500

CHEMICALS, PLASTICS & RUBBER - 0.0%

Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(e)(h)(i)(j)	639,000	—

CONTAINERS, PACKAGING & GLASS - 0.8%

Reynolds Group Holdings, Inc.
6.88%, 02/15/21	1,996,000	2,055,880

HEALTHCARE & PHARMACEUTICALS - 1.0%

Valeant Pharmaceuticals
International, Inc. (Canada)
7.50%, 07/15/21(c)(i)	3,200,000	2,838,000

HIGH TECH INDUSTRIES - 0.6%

Riverbed Technology, Inc.
8.88%, 03/01/23(i)	1,500,000	1,560,000

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.3%

Acosta, Inc.
7.75%, 10/01/22(i)	1,000,000	882,500

See accompanying Notes to Financial Statements.  |  13

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(d) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION - 2.9%

Columbus International, Inc.
(Barbados)
7.38%, 03/30/21(c)(i)	1,285,000	1,361,779
Neptune Finco Corp.
10.13%, 01/15/23(i)	105,000	117,862
10.88%, 10/15/25(i)	293,000	335,667
Numericable-SFR S.A. (France)
7.38%, 05/01/26(c)(i)	2,233,000	2,210,670
Radio One, Inc.
7.38%, 04/15/22(i)	1,516,000	1,455,360
9.25%, 02/15/20(i)	1,484,000	1,320,760
WideOpenWest Finance, LLC
10.25%, 07/15/19	1,000,000	1,040,000

		7,842,098

MEDIA: DIVERSIFIED & PRODUCTION - 1.0%

SiTV, Inc.
10.38%, 07/01/19(i)	3,420,000	2,650,500

RETAIL - 1.1%

JC PENNEY Corp., Inc.
5.88%, 07/01/23(i)	1,000,000	1,008,750
Jo-Ann Stores, Inc.
8.13%, 03/15/19(i)	2,000,000	1,925,000

		2,933,750

TELECOMMUNICATIONS - 0.7%

Altice Financing S.A. (Luxembourg)
7.50%, 05/15/26(c)(i)	2,076,000	2,039,670

Total Corporate Notes and
Bonds
(Cost $25,232,371)		23,331,898

	Share Quantity	Value ($)

Common Stocks - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(e)(h)	936,317	—

ENERGY: OIL & GAS - 0.0%

Southcross Holdings Borrower GP
LLC(e)(h)	129	—
Southcross Holdings Borrower LP,
Class A-II(e)(h)	129	50,310

		50,310

Total Common Stock
(Cost $58,050)		50,310

	Share Quantity	Value ($)

Preferred Stock - 1.5%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.5%

Watford Holdings, Ltd. (Bermuda)
8.50%(c)(e)(i)	160,000	3,992,960

Total Preferred Stock
(Cost $3,920,000)		3,992,960

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.
07/26/18(e)(h)(i)	54,913	—

Total Warrants
(Cost $ — )		—

Total Investments - 144.2%		393,538,575
(Cost of $405,787,260)(k)
Other Assets & Liabilities, Net-5.1%		14,069,561
Loan Outstanding-(49.3)%(l)(m)		(134,620,923)

Net Assets (Applicable to Common Shares)-100.0%		272,987,213

14  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at June 30, 2016. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

Senior Loan assets may have additional unfunded loan commitments. As of June 30, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments
The Chef’s Warehouse, Inc.	$135,532
Mitel Networks Corp.	5,700,000

Total unfunded loan commitments	$5,835,532

(b)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at June 30, 2016, was 0.47% and 0.65%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at June 30, 2016, the prevailing rate in effect at June 30, 2016, was the base rate plus the LIBOR floor, except as otherwise indicated.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fixed rate asset.
(e)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(f)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(g)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(h)	Non-income producing asset.
(i)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2016, these securities amounted to $24,228,978, or 8.9% of net assets.
(j)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued. The issuer paid a cash dividend to all shareholders on record as of January 6, 2016, which was recorded as a cost basis adjustment.
(k)	The aggregate cost of securities for federal income tax purposes was $405,954,907. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$2,607,720
Gross unrealized depreciation	(15,024,052)

Net unrealized depreciation	$(12,416,332)

(l)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(m)	Principal $135,250,000 less unamortized deferred financing costs of $629,077.

See accompanying Notes to Financial Statements.  |  15

Apollo Tactical Income Fund Inc.

Schedule of Investments

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)
Senior Loans - 113.6%(a)

AEROSPACE & DEFENSE - 4.5%

Camp International Holding Co.
2013 Second Lien Replacement Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 11/29/19(b)	1,350,000	1,323,000
DAE Aviation Holdings, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/07/22(b)	3,985,763	3,983,910
Photonis Technologies SAS (France)
First Lien Initial Dollar Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/18/19(b)(c)	1,897,815	1,698,544
TASC, Inc.
First Lien New Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	521,575	522,879
First Lien Term Loan, (LIBOR + 6.00%, 1.00% Floor), 7.00%, 05/22/20(b)	1,433,344	1,436,927
Second Lien Term Loan, 12.00%, 05/21/21(d)	1,637,357	1,649,637

		10,614,897

AUTOMOTIVE - 1.3%

American Tire Distributors, Inc.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/01/21(b)	797,980	773,047
U.S. Farathane, LLC
Term Loan B-2, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/23/21(b)(e)	2,349,737	2,352,674

		3,125,721

BANKING, FINANCE, INSURANCE & REAL ESTATE - 9.2%

AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/05/22(b)	2,469,136	2,439,815
Asurion, LLC
Incremental Tranche B-4 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/04/22(b)	993,655	981,979
Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 03/03/21(b)	2,000,000	1,934,000
First Data Corp.
Dollar Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/08/22(b)	1,750,000	1,737,969
Hyperion Insurance Group, Ltd. (United Kingdom)
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 04/29/22(b)(c)	488,528	464,102

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE & REAL ESTATE (continued)

iStar, Inc.
Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 07/01/20(b)(f)	1,398,773	1,400,521
Jefferies Finance, LLC (JFIN Co-Issuer Corp.)
Term Loan, (LIBOR + 3.50%, 1.00% Floor), 4.50%, 05/14/20(b)(e)	1,506,522	1,491,456
Medical Card System, Inc.
Term Loan, (LIBOR + 0.50%, 1.00% Floor), 1.50%, 05/31/19(b)(e)(g)	4,913,829	2,828,416
MMM Holdings, Inc.
MMM Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(e)	1,100,171	841,631
MPH Acquisition Holdings, LLC
Initial Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 06/07/23(b)	3,759,494	3,774,532
MSO of Puerto Rico, Inc.
MSO Term Loan, (LIBOR + 8.25%, 1.50% Floor), 9.75%, 12/12/17(b)(e)	799,818	611,861
Sedgwick Claims Management Services, Inc.
Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 03/01/21(b)	1,933,981	1,938,816
SquareTwo Financial Corp.
Term Loan, (10.50% PIK) (LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/24/19(b)(e)(g)	173,034	173,034
Term Loan, (11.00% PIK) (LIBOR +10.00%, 1.00% Floor), 11.00%, 05/16/49(b)(e)(g)	1,720,550	851,301

		21,469,433

BEVERAGE, FOOD & TOBACCO - 3.3%

The Chef’s Warehouse, Inc.
Delayed Draw Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 06/22/22(b)	52,575	52,444
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 06/22/22(b)	1,145,384	1,142,520
NBTY, Inc.
Dollar Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/05/23(b)	3,051,903	3,033,378
PFS Holding Corp.
Second Lien Term Loan, (LIBOR + 7.25%, 1.00% Floor), 8.25%, 01/31/22(b)	499,800	356,732
Winebow Holdings, Inc. (The Vintner Group, Inc.)
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(b)	992,405	967,595

16  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

BEVERAGE, FOOD & TOBACCO (continued)

Winebow Holdings, Inc. (The
Vintner Group, Inc.) (continued) Second Lien Term Loan, (LIBOR + 7.50%, 1.00% Floor), 8.50%, 01/02/22(b)	2,505,795	2,230,158

		7,782,827

CAPITAL EQUIPMENT - 1.4%

MTS Systems Corp.
Term Loan B, (LIBOR + 4.25%, 0.75% Floor), 5.00%, 06/28/23(b)(f)	3,333,333	3,328,133

CHEMICALS, PLASTICS & RUBBER - 3.1%

The Chemours Co.
Tranche B Term Loan, (LIBOR + 3.00%, 0.75% Floor), 3.75%, 05/12/22(b)	489,310	474,508
MacDermid, Inc. (Platform Specialty Products Corp.)
Tranche B-2 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/07/20(b)	491,752	486,375
Tranche B-3 Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/07/20(b)	872,802	863,201
Magnetation, LLC / Mag Finance Corp.
Term Loan (12.00% PIK), 12.00%, 07/07/16(d)(e)(g)(h)	1,212,029	2,788
Nexeo Solutions, LLC
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/09/23(b)	1,076,336	1,077,009
PetroChoice Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 08/19/22(b)(e)	1,007,425	997,351
PQ Corp.
Tranche B-1 Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/04/22(b)	1,268,428	1,270,889
Styrolution US Holding, LLC
First Lien Dollar Tranche B-1 Term Loan, (LIBOR + 5.50%, 1.00% Floor), 6.50%, 11/07/19(b)	1,994,937	1,997,430

		7,169,551

CONSUMER GOODS: NON-DURABLE - 2.4%

ABG Intermediate Holdings 2, LLC
First Lien Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/27/21(b)	3,341,749	3,299,977
Nine West Holdings, Inc.
Unsecured Initial Term Loan, (LIBOR + 5.25%, 1.00% Floor), 6.25%, 01/08/20(b)	658,474	158,034

	Principal Amount ($)	Value ($)

CONSUMER GOODS: NON-DURABLE (continued)

Polyconcept Investments B.V.
Term Loan, (LIBOR + 4.75%, 1.25% Floor), 6.00%, 06/28/19(b)	2,186,105	2,164,244

		5,622,255

CONTAINERS, PACKAGING & GLASS - 3.3%

BWay Intermediate Company, Inc.
Initial Term Loan, (LIBOR + 4.50%, 1.00% Floor), 5.52%, 08/14/20(b)	3,883,202	3,875,921
Hoover Group, Inc.
Initial Term Loan, (LIBOR + 6.75%, 1.00% Floor), 7.75%, 01/28/21(b)(e)	765,555	711,967
NVLX Acquisition, LLC
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/05/21(b)	3,192,069	3,204,837

		7,792,725

ENERGY: OIL & GAS - 6.1%

American Energy - Marcellus, LLC
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/20(b)	1,383,515	747,098
Azure Midstream Energy, LLC
Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/15/18(b)	498,651	330,356
BlackBrush Oil & Gas, L.P.
Closing Date Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 07/30/21(b)(f)	3,363,109	3,358,905
Chelsea Petroleum Products I, LLC
Tranche B Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/28/22(b)	1,727,942	1,702,023
Chief Exploration & Development, LLC
Second Lien Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 05/16/21(b)	2,926,177	2,654,598
Drillships Financing Holding, Inc.
Tranche B-1 Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 03/31/21(b)	997,436	397,977
HGIM Corp.
Term Loan A, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/18/18(b)	554,325	423,596
Sheridan Investment Partners I, LLC
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	276,621	163,035
Sheridan Production Partners I-A, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	36,655	21,603

See accompanying Notes to Financial Statements.  |  17

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

ENERGY: OIL & GAS (continued)

Sheridan Production Partners I-M, L.P.
Tranche B-2 Term Loan, (LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/01/19(b)	22,389	13,196
Southcross Energy Partners, L.P.
Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/04/21(b)	1,565,494	1,293,490
Southcross Holdings Borrower LP
Tranche B Term Loan (5.50% PIK), 9.00%, 04/13/23(d)(g)	115,058	98,374
Sprint Industrial Holdings, LLC
First Lien Term Loan, (LIBOR + 5.75%, 1.25% Floor), 7.00%, 05/14/19(b)(e)	2,592,741	1,970,483
Targa Resources Corp.
Term Loan, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 02/27/22(b)	371,251	369,395
W3 Co.
First Lien Term Loan, (LIBOR + 4.50%, 1.25% Floor), 5.75%, 03/13/20(b)	1,089,956	856,978

		14,401,107

ENVIRONMENTAL INDUSTRIES - 1.1%

Emerald 2, Ltd. (United Kingdom)
Facility B-1 Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/14/21(b)(c)	2,901,337	2,703,088

FOREST PRODUCTS & PAPER - 1.3%

Caraustar Industries, Inc.
Incremental Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,331,568	1,331,069
Term Loan, (LIBOR + 6.75%, 1.25% Floor), 8.00%, 05/01/19(b)	1,699,372	1,696,900

		3,027,969

HEALTHCARE & PHARMACEUTICALS - 11.8%

Alvogen Pharma US, Inc.
First Lien Term Loan, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/01/22(b)	2,117,778	2,100,571
CHG Healthcare Services, Inc.
First Lien Term Loan, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/07/23(b)(f)	548,842	549,701
ExamWorks Group, Inc.
Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 08/31/23(b)(f)	1,488,722	1,489,191
HCR ManorCare, Inc.
Initial Term Loan, (LIBOR + 3.50%, 1.50% Floor), 5.00%, 04/06/18(b)	2,083,684	1,708,621

	Principal Amount ($)	Value ($)

HEALTHCARE & PHARMACEUTICALS (continued)

Lanai Holdings II, Inc.
First Lien Term Loan B, (LIBOR + 4.75%, 1.00% Floor), 5.75%, 08/29/22(b)(f)	2,731,706	2,697,560
Lanai Holdings III, Inc.
Second Lien Initial Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 08/28/23(b)(e)(f)	869,565	856,522
Nmsc Holdings, Inc.
First Lien Term Loan B, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/19/23(b)	561,524	564,332
Opal Acquisition, Inc.
Term Loan B, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 11/27/20(b)	3,499,213	3,074,934
Premier Dental Services, Inc.
New Term Loan, (LIBOR + 6.50%, 1.00% Floor), 7.50%, 11/01/18(b)(e)	3,363,933	3,246,195
Smile Brands Group, Inc.
Term Loan B (1.50% PIK), (LIBOR + 7.75%, 1.25% Floor), 9.00%, 08/16/19(b)(g)	3,618,767	3,169,443
Steward Health Care System, LLC
Term Loan, (LIBOR + 5.50%, 1.25% Floor), 6.75%, 04/10/20(b)(e)	1,263,406	1,250,772
Surgery Center Holdings, Inc.
First Lien Initial Term Loan, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/03/20(b)	1,994,937	1,989,949
U.S. Renal Care, Inc.
Term Loan B, (LIBOR + 4.25%, 1.00% Floor), 5.25%, 12/30/22(b)	2,947,434	2,947,449
Valeant Pharmaceuticals
International, Inc. (Canada) Tranche B Term Loan Series D-2, (LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/13/19(b)(c)(f)	2,182,058	2,126,830

		27,772,070

HIGH TECH INDUSTRIES - 14.0%

Deltek, Inc.
Second Lien Term Loan, (LIBOR + 8.50%, 1.00% Floor), 9.50%, 06/26/23(b)	1,124,528	1,139,287
Flexera Software, LLC
Second Lien Term Loan, (LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/02/21(b)	2,000,000	1,930,000
Landslide Holdings, Inc. (Crimson Acquisition Corp.)
First Lien New Term Loan, (LIBOR + 4.00%, 1.00% Floor), 5.00%, 02/25/20(b)	997,449	993,709

18  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

HIGH TECH INDUSTRIES (continued)

Landslide Holdings, Inc. (Crimson
Acquisition Corp.) (continued)
Second Lien Term Loan, (LIBOR
+ 7.25%, 1.00% Floor), 8.25%,
02/25/21(b)(e)	1,823,726	1,778,132
Lanyon Solutions, Inc. (Lanyon, Inc.)
First Lien Term Loan, (LIBOR +
4.50%, 1.00% Floor), 5.50%,
11/13/20(b)	573,885	569,819
Second Lien Term Loan, (LIBOR
+ 8.50%, 1.00% Floor), 9.50%,
11/15/21(b)	2,219,037	2,182,977
MSC.Software Corp.
First Lien Initial Term Loan,
(LIBOR + 4.00%, 1.00% Floor),
5.00%, 05/29/20(b)	882,980	838,831
Second Lien Initial Term Loan,
(LIBOR + 7.50%, 1.00% Floor),
8.50%, 05/31/21(b)(e)	2,550,000	2,167,500
ON Semiconductor Corp.
First Lien Term Loan B, (LIBOR
+ 4.50%, 0.75% Floor), 5.25%,
03/31/23(b)	3,096,210	3,113,951
Riverbed Technology, Inc.
Term Loan B, (LIBOR + 4.00%,
1.00% Floor), 5.00%, 04/25/22(b)	3,430,055	3,434,101
RP Crown Parent, LLC
First Lien New Term Loan,
(LIBOR + 5.00%, 1.00% Floor),
6.00%, 12/21/18(b)(f)	2,231,861	2,105,616
Second Lien Term Loan, (LIBOR
+ 10.0%, 1.25% Floor), 11.25%,
12/21/19(b)(f)	1,250,000	1,042,712
TIBCO Software, Inc.
Term Loan, (LIBOR + 5.50%,
1.00% Floor), 6.50%,
12/04/20(b)(f)	3,300,520	3,034,416
VF Holdings Corp.
Term Loan B, (LIBOR + 3.75%,
1.00% Floor), 4.75%,
06/30/23(b)(f)	1,475,728	1,472,504
Vision Solutions, Inc.
Term Loan, (LIBOR + 6.50%,
1.00% Floor), 7.50%,
06/16/22(b)(e)	4,000,000	3,980,000
Western Digital Corp.
Term Loan B, (LIBOR + 5.50%,
0.75% Floor), 6.25%, 04/29/23(b)	3,000,000	3,016,410

		32,799,965

HOTEL, GAMING & LEISURE - 5.5%

CDS U.S. Intermediate Holdings, Inc.
First Lien Initial Term Loan,
(LIBOR + 4.00%, 1.00% Floor),
5.00%, 07/08/22(b)	880,907	859,712

	Principal Amount ($)	Value ($)

HOTEL, GAMING & LEISURE (continued)

Delta 2 (Lux) S.a.r.l. (Luxembourg)
Facility B3 Term Loan (USD),
(LIBOR + 3.75%, 1.00% Floor),
4.75%, 07/30/21(b)(c)(f)	3,000,000	2,893,590
Second Lien, (LIBOR + 6.75%,
1.00% Floor), 7.75%,
07/29/22(b)(c)(f)	1,000,000	953,750
Diamond Resorts Corp.
Term Loan, (LIBOR + 4.50%,
1.00% Floor), 5.50%, 05/09/21(b)	2,488,546	2,490,886
Everi Payments, Inc.
Term Loan B, (LIBOR + 5.25%,
1.00% Floor), 6.25%, 12/18/20(b)	1,059,284	983,365
The Intertain Group, Ltd. (The Intertain Group Finance, LLC) (Canada)
Initial Term Loan B, (LIBOR +
6.50%, 1.00% Floor), 7.50%,
04/08/22(b)(c)(e)	747,069	746,135
Scientific Games International, Inc.
Initial Term Loan, (LIBOR +
5.00%, 1.00% Floor), 6.00%,
10/18/20(b)	3,979,592	3,936,075

		12,863,513

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.6%

ALM Media, LLC
First Lien Term Loan B, (LIBOR
+ 4.50%, 1.00% Floor), 5.50%,
07/31/20(b)	3,555,131	3,412,926
F & W Media, Inc.
Initial Term Loan, (LIBOR +
7.50%, 1.25% Floor), 8.75%,
06/30/19(b)	3,135,887	2,587,107

		6,000,033

MEDIA: BROADCASTING & SUBSCRIPTION - 8.4%

Emmis Operating Co.
Term Loan, (LIBOR + 6.00%,
1.00% Floor), 7.00%, 06/10/21(b)	1,437,553	1,225,514
Hemisphere Media Holdings, LLC
(Intermedia Espanol, Inc.)
New Term Loan B, (LIBOR +
4.00%, 1.00% Floor), 5.00%,
07/30/20(b)	2,437,329	2,425,143
Intelsat Jackson Holdings S.A. (Luxembourg)
Tranche B-2 Term Loan, (LIBOR
+ 2.75%, 1.00% Floor), 3.75%,
06/30/19(b)(c)(f)	3,817,620	3,487,396
Neptune Finco Corp.
Initial Term Loan, (LIBOR +
4.00%, 1.00% Floor), 5.00%,
10/09/22(b)	2,050,012	2,057,188
Numericable U.S., LLC
Term Loan B-7, (LIBOR + 4.25%,
0.75% Floor), 5.00%, 01/15/24(b)	3,567,146	3,547,830

See accompanying Notes to Financial Statements.  |  19

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)

SESAC Holdco II, LLC
First Lien Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%,
02/07/19(b)	1,933,172	1,933,172
Telecommunications Management, LLC
Second Lien Initial Term Loan,
(LIBOR + 8.00%, 1.00% Floor),
9.00%, 10/30/20(b)(e)	1,065,712	1,023,083
William Morris Endeavor
Entertainment, LLC (IMG
Worldwide Holdings, LLC)
First Lien Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%,
05/06/21(b)(f)	3,985,126	3,977,156

		19,676,482

METALS & MINING - 0.2%

Global Brass and Copper, Inc.
Term Loan B, (LIBOR + 4.25%,
1.00% Floor), 5.25%,
06/16/23(b)(f)	596,026	596,026

RETAIL - 10.7%

Academy, Ltd.
Initial Term Loan, (LIBOR +
4.00%, 1.00% Floor), 5.00%,
07/01/22(b)(f)	4,112,679	3,886,482
Albertson’s, LLC
Term Loan B-6, (LIBOR + 3.75%,
1.00% Floor), 4.75%, 06/22/23(b)	2,920,611	2,920,246
Belk, Inc.
Closing Date First Lien Term
Loan, (LIBOR + 4.75%, 1.00%
Floor), 5.75%, 12/12/22(b)	921,028	739,701
Charming Charlie, LLC
Initial Term Loan, (LIBOR +
8.00%, 1.00% Floor), 9.00%,
12/24/19(b)	1,120,338	784,237
David’s Bridal, Inc.
Initial Term Loan, (LIBOR +
4.00%, 1.25% Floor), 5.25%,
10/11/19(b)	2,000,000	1,800,000
J. Crew Group, Inc.
Initial Term Loan, (LIBOR +
3.00%, 1.00% Floor), 4.00%,
03/05/21(b)(f)	1,500,000	1,033,597
J.C. Penney Corp., Inc.
2016 Term Loan, (LIBOR +
4.25%, 1.00% Floor), 5.25%,
06/23/23(b)	1,813,333	1,801,438
Mattress Holding Corp.
Initial Term Loan, (LIBOR +
5.25%, 1.00% Floor), 6.25%,
10/20/21(b)	2,595,566	2,543,655
2016 Incremental Term Loan,
(LIBOR + 5.25%, 1.00% Floor),
6.25%, 10/20/21(b)	1,190,549	1,165,994

	Principal Amount ($)	Value ($)

RETAIL (continued)

The Neiman Marcus Group, Inc.
Other Term Loan, (LIBOR +
3.25%, 1.00% Floor), 4.25%,
10/25/20(b)(f)	2,500,000	2,251,987
Petco Animal Supplies, Inc.
Tranche B-1 Term Loan, (LIBOR
+ 4.00%, 1.00% Floor), 5.00%,
01/26/23(b)	2,319,188	2,311,523
Tranche B-2 Term Loan, (LIBOR
+ 4.25%, 0.00% Floor), 4.73%,
01/26/23(b)	1,608,871	1,602,982
Sears Roebuck Acceptance Corp. (KMART Corp.)
2015 Term Loan, (LIBOR +
4.50%, 1.00% Floor), 5.50%,
06/30/18(b)	1,806,779	1,726,224
Vince, LLC (Vince Intermediate Holding, LLC)
Term Loan B, (LIBOR + 4.75%,
1.00% Floor), 5.75%,
11/27/19(b)(e)	514,815	489,074

		25,057,140

SERVICES: BUSINESS - 11.4%

Americold Realty Operating Partnership, L.P.
Term Loan B, (LIBOR + 5.50%,
1.00% Floor), 6.50%,
12/01/22(b)(f)	3,203,165	3,223,185
Carecore National, LLC
Term Loan, (LIBOR + 4.50%,
1.00% Floor), 5.50%, 03/05/21(b)	971,723	901,273
EIG Investors Corp.
Term Loan, (LIBOR + 5.48%,
1.00% Floor), 6.48%,
11/09/19(b)(f)	1,950,866	1,866,325
Term Loan, (LIBOR + 5.00%,
1.00% Floor), 6.00%,
02/09/23(b)(e)(f)	2,970,000	2,791,800
Evergreen Skills Lux S.a.r.l.
First Lien Initial Term Loan,
(LIBOR + 4.75%, 1.00% Floor),
5.75%, 04/28/21(b)	1,230,665	981,455
Second Lien Initial Term Loan,
(LIBOR + 8.25%, 1.00% Floor),
9.25%, 04/28/22(b)	1,000,000	475,000
Explorer Holdings, Inc.
Initial Term Loan, (LIBOR +
5.00%, 1.00% Floor), 6.00%,
05/02/23(b)	500,000	501,250
GCA Services Group, Inc.
First Lien Term Loan, (LIBOR +
4.75%, 1.00% Floor), 5.75%,
03/01/23(b)	1,362,103	1,367,211
Infogroup, Inc.
Term Loan B, (LIBOR + 5.50%,
1.50% Floor), 7.00%, 05/28/18(b)	1,126,687	1,093,591

20  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans(a) (continued)

SERVICES: BUSINESS (continued)

Netsmart Technologies, Inc.
First Lien Term Loan, (LIBOR +
4.75%, 1.00% Floor), 5.75%,
04/19/23(b)(e)	586,047	585,314
Onex Carestream Finance, L.P.
Second Lien Term Loan, (LIBOR
+ 8.50%, 1.00% Floor), 9.50%,
12/07/19(b)	5,448,718	4,958,334
SGS Cayman, L.P.
Initial Cayman Term Loan,
(LIBOR + 5.00%, 1.00% Floor),
6.00%, 04/23/21(b)	426,076	425,011
SMG
2014 Second Lien Term Loan,
(LIBOR + 8.25%, 1.00% Floor),
9.25%, 02/27/21(b)(e)	2,458,634	2,366,435
Solera, LLC (Solera Finance, Inc.)
Dollar Term Loan, (LIBOR +
4.75%, 1.00% Floor), 5.75%,
03/03/23(b)	3,327,341	3,330,452
Sutherland Global Services, Inc.
Initial U.S.Term Loan, (LIBOR +
5.00%, 1.00% Floor), 6.00%,
04/23/21(b)	1,830,386	1,825,810

		26,692,446

SERVICES: CONSUMER - 2.4%

Laureate Education, Inc.
2018 New Series Extended Term
Loan, (LIBOR + 3.75%, 1.25%
Floor), 5.00%, 06/15/18(b)	4,274,993	4,153,861
NVA Holdings, Inc.
Second Lien Term Loan, (LIBOR
+ 7.00%, 1.00% Floor), 8.00%,
08/14/22(b)	1,391,776	1,379,598

		5,533,459

TELECOMMUNICATIONS - 3.7%

Avaya, Inc.
Term Loan B-3, (LIBOR + 4.50%,
0.00% Floor), 5.13%,
10/26/17(b)(f)	5,000,000	3,895,825
Global Tel*Link Corp.
First Lien Term Loan, (LIBOR +
3.75%, 1.25% Floor), 5.00%,
05/23/20(b)	1,173,404	1,062,664
Securus Technologies Holdings, Inc.
Second Lien Initial Term Loan,
(LIBOR + 7.75%, 1.25% Floor),
9.00%, 04/30/21(b)	4,000,000	3,606,660

		8,565,149

TRANSPORTATION: CARGO - 1.6%

Carrix, Inc.
Term Loan, (LIBOR + 3.50%,
1.00% Floor), 4.50%, 01/07/19(b)	3,847,770	3,645,762

	Principal Amount ($)	Value ($)

TRANSPORTATION: CONSUMER - 0.7%

Travel Leaders Group, LLC
Additional Tranche B Term Loan,
(LIBOR + 6.00%, 1.00% Floor),
7.00%, 12/07/20(b)	1,736,779	1,723,753

UTILITIES: ELECTRIC - 3.6%

EFS Cogen Holdings I, LLC
Term Loan B, (LIBOR + 4.25%,
1.00% Floor), 5.25%,
06/28/23(b)(f)	2,620,253	2,630,079
Granite Acquisition, Inc.
Second Lien Term Loan B,
(LIBOR + 7.25%, 1.00% Floor),
8.25%, 12/19/22(b)	1,112,864	1,054,577
Pike Corp.
First Lien Initial Term Loan,
(LIBOR + 4.50%, 1.00% Floor),
5.50%, 12/22/21(b)	2,134,220	2,132,887
Second Lien Initial Term Loan,
(LIBOR + 8.50%, 1.00% Floor),
9.50%, 06/22/22(b)	2,500,000	2,518,750

		8,336,293

Total Senior Loans (Cost $276,249,331)		266,299,797

Corporate Notes and Bonds - 23.6%(d)

AUTOMOTIVE - 0.6%
American Tire Distributors, Inc.
10.25%, 03/01/22(i)	1,628,000	1,436,710

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.8%
National Financial Partners Corp.
9.00%, 07/15/21(i)	2,000,000	1,935,000

BEVERAGE, FOOD & TOBACCO - 2.2%
Land O’Lakes Capital Trust I
7.45%, 03/15/28(i)	4,719,000	5,131,912

CAPITAL EQUIPMENT - 0.6%
Optimas OE Solutions Holding, LLC
8.63%, 06/01/21(i)	2,000,000	1,410,000

CHEMICALS, PLASTICS & RUBBER - 2.0%
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(e)(h)(i)(j)	2,937,000	—
TPC Group, Inc. (Texas Petrochemical)
8.75%, 12/15/20(i)	5,966,000	4,698,225

		4,698,225

CONSTRUCTION & BUILDING - 0.9%
GCP Applied Technologies, Inc.
9.50%, 02/01/23(i)	1,946,000	2,179,520

CONSUMER GOODS: NON-DURABLE - 1.1%
American Greetings Corp.
7.38%, 12/01/21	2,529,000	2,633,321

See accompanying Notes to Financial Statements.  |  21

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds(d) (continued)

CONTAINERS, PACKAGING & GLASS - 0.4%

Reynolds Group Holdings, Inc.
6.88%, 02/15/21	996,000	1,025,880

ENERGY: OIL & GAS - 2.6%

Northern Oil and Gas, Inc.
8.00%, 06/01/20	1,519,000	1,154,440
Northern Tier Energy, LLC /
Northern Tier
7.13%, 11/15/20	1,804,000	1,844,590
Sidewinder Drilling, Inc.
9.75%, 11/15/19(i)	6,000,000	360,000
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.
7.50%, 07/01/21	2,700,000	2,605,500

		5,964,530

HEALTHCARE & PHARMACEUTICALS - 1.9%

Team Health Holdings Inc.
7.25%, 12/15/23(i)	1,473,000	1,579,969
Valeant Pharmaceuticals
International, Inc. (Canada)
7.50%, 07/15/21(c)(i)	3,200,000	2,838,000

		4,417,969

HIGH TECH INDUSTRIES - 1.7%

Cimpress NV (Netherlands)
7.00%, 04/01/22(c)(i)	2,391,000	2,379,045
Riverbed Technology, Inc.
8.88%, 03/01/23(i)	1,500,000	1,560,000

		3,939,045

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.4%

Acosta, Inc.
7.75%, 10/01/22(i)	1,000,000	882,500

MEDIA: BROADCASTING & SUBSCRIPTION - 4.3%

Columbus International, Inc. (Barbados)
7.38%, 03/30/21(c)(i)	3,285,000	3,481,279
Neptune Finco Corp.
10.13%, 01/15/23(i)	317,000	355,832
10.88%, 10/15/25(i)	877,000	1,004,709
Numericable-SFR S.A. (France)
7.38%, 05/01/26(c)(i)	1,233,000	1,220,670
Radio One, Inc.
7.38%, 04/15/22(i)	882,000	846,720
9.25%, 02/15/20(i)	2,484,000	2,210,760
WideOpenWest Finance, LLC
10.25%, 07/15/19	1,000,000	1,040,000

		10,159,970

MEDIA: DIVERSIFIED & PRODUCTION - 1.1%

SiTV, Inc.
10.38%, 07/01/19(i)	3,420,000	2,650,500

RETAIL - 1.7%

JC Penney Corp., Inc.
5.88%, 07/01/23(i)	1,000,000	1,008,750

	Principal Amount ($)	Value ($)

RETAIL (continued)

Jo-Ann Stores, Inc.
8.13%, 03/15/19(i)	3,000,000	2,887,500

		3,896,250

SERVICES: CONSUMER - 0.4%

Laureate Education, Inc.
10.00%, 09/01/19(i)	1,000,000	880,000

TELECOMMUNICATIONS - 0.9%

Altice Financing S.A. (Luxembourg)
7.50%, 05/15/26(c)(i)	2,076,000	2,039,670

Total Corporate Notes and Bonds (Cost $66,781,790)		55,281,002

Structured Products - 15.4%(k)

ACAS CLO, Ltd. (Cayman Islands)
Series 2016-1A, Class D1,
9.19%, 04/15/25(c)(e)(i)(l)	2,000,000	1,939,650
Anchorage Capital CLO, Ltd. (Cayman Islands)
Series 2015-6A, Class E2,
7.46%, 04/15/27(c)(e)(i)(l)	4,400,000	4,034,567
Series 2015-7A, Class E2,
7.73%, 10/15/27(c)(e)(i)(l)	3,000,000	2,829,237
Atlas Senior Loan Fund, Ltd. (Cayman Islands)
Series 2012-1A, Class B3L,
8.13%, 08/15/24(c)(i)(l)	5,000,000	3,925,000
Carlyle Global Market Strategies CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 6.54%,
10/16/25(c)(e)(i)(l)	1,000,000	735,000
ECP CLO, Ltd. (Cayman Islands)
Series 2014-6A, Class D2,
7.18%, 07/15/26(c)(i)(l)	4,000,000	2,626,630
Ivy Hill Middle Market Credit Fund, Ltd. (Cayman Islands)
Series 10A, Class D2, 7.93%,
07/18/27(c)(i)(l)	2,350,000	1,955,670
JFIN CLO, Ltd. (Cayman Islands)
Series 2013-1I, Class E, 6.63%,
01/20/25(c)(e)(l)	2,000,000	1,013,710
Series 2015-1A, Class E, 5.65%,
03/15/26(c)(i)(l)	4,500,000	2,773,283
NXT Capital CLO, LLC (Cayman Islands)
Series 2014-1A, Class E, 6.14%,
04/23/26(c)(i)(l)	5,000,000	3,842,645
NZCG Funding, Ltd. (Cayman Islands)
Series 2015-2A, Class D, 6.93%,
04/27/27(c)(e)(i)(l)	1,500,000	1,307,740
OCP CLO, Ltd. (Cayman Islands)
Series 2014-5A, Class E, 5.89%,
04/26/26(c)(i)(l)	3,000,000	1,548,617
Series 2016-11A, Class D2,
9.64%, 04/26/28(c)(e)(i)(l)	5,000,000	5,009,625

22  |  See accompanying Notes to Financial Statements.

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

	Principal Amount ($)	Value ($)

Structured Products(k) (continued)
Teachers Insurance and Annuity
Association of America CLO, Ltd.
(Cayman Islands)
Series 2016-1A, Class E2,
10.69%, 07/20/28(c)(e)(i)(l)	2,500,000	2,481,887

Total Structured Products (Cost $43,126,021)		36,023,261

	Share Quantity	Value ($)

Common Stocks - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.(e)(h)	864,292	—

ENERGY: OIL & GAS - 0.0%
Southcross Holdings Borrower
GP LLC(e)(h)	129	—
Southcross Holdings Borrower
LP, Class A-II(e)(h)	129	50,310

		50,310

Total Common Stock (Cost $58,050)		50,310

Preferred Stock - 1.7%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.7%

SquareTwo Financial Corp.
11.63%,(e)	2,647	—
Watford Holdings, Ltd. (Bermuda)
8.50%,(c)(e)(i)	160,000	3,992,960

		3,992,960

Total Preferred Stock (Cost $4,906,669)		3,992,960

	Share Quantity	Value ($)

Warrants - 0.0%

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.0%

Medical Card System, Inc.
07/26/18(e)(h)(i)	50,689	—

Total Warrants (Cost $ — )		—

Total Investments-154.3%		361,647,330
(Cost of $391,121,861) (m)
Other Assets & Liabilities, Net-4.6%		10,695,555
Loan Outstanding-(58.9)%(n)(o)		(137,963,299)

Net Assets -100.0%		234,379,586

See accompanying Notes to Financial Statements.  |  23

Apollo Tactical Income Fund Inc.

Schedule of Investments  (continued)

June 30, 2016 (unaudited)

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at June 30, 2016. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

Senior Loan assets may have additional unfunded loan commitments. As of June 30, 2016, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments
The Chef’s Warehouse, Inc.	$ 135,532
Mitel Networks Corp.	5,240,000
SquareTwo Financial Corp.	173,034

Total unfunded loan commitments	$ 5,548,566

(b)	The interest rate on this Senior Loan is subject to a base rate plus 1 month or 3 month LIBOR, which at June 30, 2016, was 0.47% and 0.65%, respectively. As the interest rate is subject to a minimum LIBOR floor which was greater than the 1 month or 3 month LIBOR rate at June 30, 2016, the prevailing rate in effect at June 30, 2016, was the base rate plus the LIBOR floor, except as otherwise indicated.
(c)	Foreign issuer traded in U.S. dollars.
(d)	Fixed rate asset.
(e)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(f)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date, therefore, are subject to change.
(g)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount.
(h)	Non-income producing asset.
(i)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2016, these securities amounted to $83,979,782, or 35.8% of net assets.
(j)	The issuer is in default of its payment obligations as of May 5, 2015, as such, income is no longer being accrued. The issuer paid a cash dividend to all shareholders on record as of January 6, 2016, which was recorded as a cost basis adjustment.
(k)	Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.
(l)	Floating rate asset. The interest rate shown reflects the rate in effect at June 30, 2016.
(m)	The aggregate cost of securities for federal income tax purposes was $391,327,232. Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments were as follows:

Gross unrealized appreciation	$3,562,940
Gross unrealized depreciation	(33,242,842)

Net unrealized depreciation	$(29,679,902)

(n)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(o)	Principal $138,000,000 less unamortized deferred financing costs of $36,701.

24  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Assets and Liabilities

June 30, 2016 (unaudited)

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Assets:

Investment securities at fair value (cost $405,787,260 and $391,121,861, respectively)	$393,538,575	$361,647,330
Cash and cash equivalents	8,544,964	12,807,716
Interest and dividends receivable	2,339,173	3,229,547
Receivable for investment securities sold	35,276,463	27,042,415
Unrealized appreciation on unfunded transactions (Note 9)	1,016	4,356
Prepaid expenses	229,280	229,586

Total assets	$439,929,471	$404,960,950

Liabilities:

Borrowings under credit facility (principal $135,250,000 and $138,000,000, respectively, less unamortized deferred financing costs of $629,077 and $36,701, respectively) (Note 8)	$134,620,923	$137,963,299
Payable for investment securities purchased	31,164,696	31,437,021
Interest payable	325,850	440,067
Distributions payable to common shareholders	59,581	45,660
Investment advisory fee payable	335,726	306,851
Other payables and accrued expenses due to affiliates	148,539	148,313
Other payables and accrued expenses	286,943	240,153

Total liabilities	166,942,258	170,581,364

Commitments and Contingencies (Note 9)

Net Assets (Applicable to Common Shareholders)	$272,987,213	$234,379,586

Net Assets Consist of:

Paid-in capital ($0.001 par value, 999,998,466 and 1,000,000,000 common shares authorized, respectively, and 15,573,061 and 14,464,026 issued and outstanding, respectively) (Note 6)	$296,701,729	$275,624,557
Undistributed net investment income	1,740,518	1,179,969
Accumulated net realized loss from investments	(13,207,365)	(12,954,765)
Net unrealized depreciation on investments and unfunded transactions	(12,247,669)	(29,470,175)

Net Assets (Applicable to Common Shareholders)	$272,987,213	$234,379,586

Number of Common Shares Outstanding	15,573,061	14,464,026
Net Asset Value, per Common Share	$17.53	$16.20

See accompanying Notes to Financial Statements.  |  25

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Statements of Operations

For the Six Months Ended June 30, 2016 (unaudited)

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.
Investment Income:

Interest	$13,967,326	$14,788,301
Dividends	170,000	170,000

Total investment income	14,137,326	14,958,301

Expenses:

Investment advisory fee (Note 3)	2,041,898	1,816,357
Interest and commitment fee expense (Note 8)	1,271,179	1,120,291
Professional fees	185,719	176,667
Administrative services of the Adviser (Note 3)	301,788	289,606
Fund administration and accounting services (Note 3)	131,215	126,078
Insurance expense	166,435	166,435
Amortization of deferred financing costs (Note 8)	69,435	21,793
Board of Directors fees (Note 3)	53,691	54,132
Other operating expenses (Note 3)	69,859	63,774

Total expenses	4,291,219	3,835,133
Expense reimbursement waived by the Adviser (Note 3)	—	—

Net expenses	4,291,219	3,835,133

Net Investment Income	9,846,107	11,123,168

Net Realized and Unrealized Gain/Loss on Investments

Net realized loss on investments	(5,474,977)	(8,978,983)
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions (Note 9)	13,707,411	11,393,937

Net realized and unrealized gain on investments	8,232,434	2,414,954

Net Increase in Net Assets, Applicable to Common Shareholders, Resulting From Operations	$18,078,541	$13,538,122

26  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$9,846,107	$18,983,488
Net realized loss on investments	(5,474,977)	(4,222,202)
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions	13,707,411	(17,211,938)

Net increase/(decrease) in net assets from operations	18,078,541	(2,450,652)

Distributions to Common Shareholders

From net investment income	(8,529,366)	(19,103,474)

Total distributions to common shareholders	(8,529,366)	(19,103,474)

Total increase/(decrease) in net assets	$9,549,175	$(21,554,126)

Net Assets Applicable to Common Shares

Beginning of period	263,438,038	284,992,164

End of period	$272,987,213	$263,438,038

Undistributed net investment income	$1,740,518	$421,196

See accompanying Notes to Financial Statements.  |  27

Apollo Tactical Income Fund Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015

Increase/(Decrease) in Net Assets from:

Operations

Net investment income	$11,123,168	$21,341,121
Net realized loss on investments	(8,978,983)	(3,938,152)
Net change in unrealized appreciation/(depreciation) on investments and unfunded transactions	11,393,937	(27,305,029)

Net increase/(decrease) in net assets from operations	13,538,122	(9,902,060)

Distributions to Common Shareholders

From net investment income	(10,153,747)	(22,324,878)
From realized gains on investments	—	(205,727)

Total distributions to common shareholders	(10,153,747)	(22,530,605)

Total increase/(decrease) in net assets	$3,384,375	$(32,432,665)

Net Assets Applicable to Common Shares

Beginning of period	230,995,211	263,427,876

End of period	$234,379,586	$230,995,211

Undistributed net investment income	$1,179,969	$210,201

28  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets from operations	$18,078,541

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Used by Operating Activities:
Net realized loss on investments	5,474,977
Net change in unrealized (appreciation)/depreciation on investments and unfunded transactions	(13,707,411)
Net amortization/(accretion) of premium/(discount)	(931,396)
Purchase of investment securities	(244,152,544)
Proceeds from disposition of investment securities and principal paydowns	232,169,023
Payment-in-kind interest	(36,500)
Amortization of deferred financing costs	69,435
Changes in Operating Assets and Liabilities:
Increase in interest and dividends receivable	(116,982)
Increase in prepaid expenses	(150,476)
Decrease in interest payable	(8,346)
Decrease in investment advisory fee payable	(17,622)
Increase in other payables and accrued expenses due to affiliates	144,676
Increase in other payables and accrued expenses	10,077

Net cash flows used in operating activities	(3,174,548)

Cash Flows from Financing Activities:
Proceeds from borrowing	135,250,000
Repayment of credit facility	(149,269,000)
Deferred financing costs	(659,807)
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(8,573,878)

Net cash flows used in financing activities	(23,252,685)

Net Decrease in Cash and Cash Equivalents	(26,427,233)

Cash and cash equivalents, beginning of period	34,972,197

Cash and cash equivalents, end of period	$8,544,964

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,279,525

See accompanying Notes to Financial Statements.  |  29

Apollo Tactical Income Fund Inc.

Statement of Cash Flows

For the Six Months Ended June 30, 2016 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets from operations	$13,538,122

Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Flows Provided by Operating Activities:
Net realized loss on investments	8,978,983
Net change in unrealized (appreciation)/depreciation on investments and unfunded transactions	(11,393,937)
Net amortization/(accretion) of premium/(discount)	(1,091,589)
Purchase of investment securities	(196,223,386)
Proceeds from disposition of investment securities and principal paydowns	194,386,480
Payment-in-kind interest	(64,418)
Amortization of deferred financing costs	21,793
Changes in Operating Assets and Liabilities:
Decrease in interest and dividends receivable	454,608
Increase in prepaid expenses	(150,673)
Increase in interest payable	91,233
Decrease in investment advisory fee payable	(12,334)
Increase in other payables and accrued expenses due to affiliates	142,695
Decrease in other payables and accrued liabilities	(10,878)

Net cash flows provided by operating activities	8,666,699

Cash Flows from Financing Activities:
Deferred financing costs	(45,406)
Distributions paid to common shareholders (net of change in distributions payable to common shareholders)	(10,210,840)

Net cash flows used in financing activities	(10,256,246)

Net Decrease in Cash and Cash Equivalents	(1,589,547)

Cash and cash equivalents, beginning of period	14,397,263

Cash and cash equivalents, end of period	$12,807,716

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,029,058

30  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Financial Highlights

For a Common Share Outstanding throughout the Period

Per Common Share Operating Performance:	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$ 16.92	$ 18.30	$ 19.12	$ 18.73	$ 17.68	$ 19.10(b)

Income from Investment Operations:
Net investment income(c)	0.63	1.22	1.18	1.34	1.39	1.00
Net realized and unrealized gain/(loss) on investments	0.53	(1.37)	(0.75)	0.35	1.10	(1.46)
Distributions from net investment income to Series A Preferred Shareholders	—	—	(0.02)	(0.04)	(0.05)	(0.02)

Total from investment operations	1.16	(0.15)	0.41	1.65	2.44	(0.48)

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.55)	(1.23)	(1.23)	(1.26)	(1.38)	(0.88)
Net realized gain on investments	—	—	—	—	(0.01)	(0.02)

Total distributions paid to Common Shareholders	(0.55)	(1.23)	(1.23)	(1.26)	(1.39)	(0.90)

Common Share offering charges to paid-in capital	—	—	—	—	—	(0.04)
Net Asset Value, End of Period	$ 17.53	$ 16.92	$ 18.30	$ 19.12	$ 18.73	$ 17.68
Market Value, End of Period	$ 15.80	$ 15.15	$ 16.63	$ 18.10	$ 18.77	$ 16.01
Total return based on net asset value(d)	7.39%(e)	(0.52)%	2.63%	9.19%	14.23%	(2.43)%(e)
Total return based on market value(d)	8.10%(e)	(1.98)%	(1.48)%	3.14%	26.41%	(15.62)%(e)
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.25%(f)	3.01%	3.07%	3.00%	3.21%	2.99%(f)
Ratio of net expenses to average net assets	3.25%(f)	3.01%	3.07%	3.00%	3.18%	2.88%(f)
Ratio of net investment income to average net assets	7.46%(f)	6.71%	6.22%(g)	7.03%(g)	7.51%(g)	6.49%(f)(g)
Ratio of net investment income to average net assets net of distributions to Series A Preferred Shareholders	—	—	6.13%	6.80%	7.25%	6.33%(f)
Supplemental Data:
Portfolio turnover rate	60.3%(e)	66.1%	80.0%	72.0%	66.6%	41.5%(e)
Net assets at end of period (000’s)	$272,987	$263,438	$284,992	$297,731	$290,822	$273,650
Senior Securities:
Total Series A Preferred Shares outstanding	—	—	—	1,534	1,534	1,534
Liquidation and market value per Series A Preferred Shares	—	—	—	$ 20,000	$ 20,000	$ 20,000
Asset coverage per share(h)	—	—	—	$294,078	$289,574	$278,380
Principal loan outstanding (in 000’s)	$135,250	$149,269	$149,269	$122,705	$122,705	$122,705
Asset coverage per $1,000 of loan outstanding	$ 3,018(i)	$ 2,765(i)	$ 2,909(i)	$ 3,676(j)	$ 3,620(j)	$ 3,480(j)

(a)	From February 23, 2011 (commencement of operations), to December 31, 2011.
(b)	Net of sales load of $0.90 per share of initial offering.
(c)	Based on weighted average outstanding shares.
(d)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(e)	Not annualized.
(f)	Annualized.
(g)	Net investment income ratio does not reflect payment to preferred shareholders.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the number of Series A Preferred Shares outstanding.
(i)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.
(j)	Calculated by subtracting the Fund’s total liabilities (not including the Series A Preferred Shares and borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

See accompanying Notes to Financial Statements.  |  31

Apollo Tactical Income Fund Inc.

Financial Highlights

For a Common Share Outstanding throughout the Period

Per Common Share Operating Performance:	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013(a)
Net Asset Value, Beginning of Period	$ 15.97	$ 18.21	$ 19.51	$ 19.10(b)

Income from Investment Operations:
Net investment income(c)	0.77	1.48	1.50	1.03
Net realized and unrealized gain/(loss) on investments	0.16	(2.16)	(1.14)	0.39

Total from investment operations	0.93	(0.68)	0.36	1.42

Less Distributions Paid to Common Shareholders from:
Net investment income	(0.70)	(1.55)	(1.50)	(0.96)
Net realized gain on investments	—	(0.01)	(0.16)	(0.01)

Total distributions paid to Common Shareholders	(0.70)	(1.56)	(1.66)	(0.97)

Common share offering charges to paid-in capital	—	—	—	(0.04)

Net Asset Value, End of Period	$ 16.20	$ 15.97	$ 18.21	$ 19.51
Market Value, End of Period	$ 14.43	$ 13.89	$ 15.96	$ 18.00
Total return based on net asset value(d)	6.72%(e)	(2.91)%	2.63%	7.94%(e)
Total return based on market value(d)	9.29%(e)	(3.65)%	(2.51)%	(4.90)%(e)
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of total expenses to average net assets	3.39%(f)	2.97%	2.90%	2.58%(f)
Ratio of net expenses to average net assets	3.39%(f)	2.97%	2.90%	2.55%(f)
Ratio of net investment income to average net assets	9.84%(f)	8.22%	7.63%	6.38%(f)
Supplemental Data:
Portfolio turnover rate	58.6%(e)	67.6%	78.7%	72.4%(e)
Net assets at end of period (000’s)	$234,380	$230,995	$263,428	$282,177
Senior Securities:
Principal loan outstanding (in 000’s)	$138,000	$138,000	$138,000	$138,000
Asset coverage per $1,000 of loan outstanding(g)	$ 2,698	$ 2,674	$ 2,909	$ 3,045

(a)	From February 25, 2013 (commencement of operations), to December 31, 2013.
(b)	Net of sales load of $0.90 per share of initial offering.
(c)	Based on weighted average outstanding shares.
(d)	Total return based on net asset value and total return based on market value assuming all distributions reinvested at reinvestment rate.
(e)	Not annualized.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings outstanding) from the Fund’s total assets, and dividing this by the amount of borrowings outstanding.

32  |  See accompanying Notes to Financial Statements.

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements

June 30, 2016 (unaudited)

Note 1. Organization and Operations

Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (individually, a “Fund” or, together, the “Funds”) are corporations organized under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”) as non-diversified, closed-end management investment companies. AFT and AIF commenced operations on February 23, 2011, and February 25, 2013, respectively. Prior to that, the Funds had no operations other than matters relating to their organization and the sale and issuance of 5,236 shares of common stock in each Fund to Apollo Credit Management, LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Funds’ investment adviser and is an affiliate of Apollo Global Management, LLC (“AGM”). The Funds’ common shares are listed on the New York Stock Exchange (“NYSE”) and trade under the symbols “AFT” and “AIF”, respectively.

Investment Objective

AFT’s investment objective is to seek current income and preservation of capital. AFT seeks to achieve its investment objective by investing primarily in senior, secured loans made to companies whose debt is rated below investment grade (“Senior Loans”) and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. Senior Loans are typically made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrower(s)”) that operate in various industries and geographical regions. AFT seeks to generate current income and preservation of capital through a disciplined approach to credit selection and under normal market conditions will invest at least 80% of its managed assets in floating rate Senior Loans and investments with similar economic characteristics. This policy and AFT’s investment objective are not fundamental and may be changed by the board of directors of AFT with at least 60 days’ prior written notice provided to shareholders. Part of AFT’s investment objective is to seek preservation of capital. AFT’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AFT will achieve its investment objective.

AIF’s primary investment objective is to seek current income with a secondary objective of preservation of capital. AIF seeks to achieve its investment objectives primarily by allocating its assets among different types of credit instruments based on absolute and relative value considerations and its analysis of the credit markets. This ability to dynamically allocate AIF’s assets may result in AIF’s portfolio becoming concentrated in a particular type of credit instrument (such as Senior Loans or high yield corporate bonds) and substantially less invested in other types of credit instruments. Under normal market conditions, at least 80% of AIF’s managed assets will be invested in credit instruments and investments with similar economic characteristics. For purposes of this policy, “credit instruments” will include Senior Loans, subordinated loans, high yield corporate bonds, notes, bills, debentures, distressed securities, mezzanine securities, structured products (including, without limitation, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and asset-backed securities), bank loans, corporate loans, convertible and preferred securities, government and municipal obligations, mortgage-backed securities, repurchase agreements, and other fixed-income instruments of a similar nature that may be represented by derivatives such as options, forwards, futures contracts or swap agreements. This policy and AIF’s investment objectives are not fundamental and may be changed by the board of directors of AIF (together with the board of directors of AFT, the “Board of Directors” or “Board”) with at least 60 days’ prior written notice provided to shareholders. AIF will seek to preserve capital to the extent consistent with its primary investment objective. AIF’s ability to achieve capital preservation may be limited by its investment in credit instruments that have speculative characteristics. There can be no assurance that AIF will achieve its investment objectives.

The Funds are classified as “non-diversified” under the Investment Company Act. As a result, each Fund can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. Each Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Note 2. Significant Accounting Policies

The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and these differences could be material.

Semi-Annual Report  |  33

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Fund Valuation

Each Fund’s net asset value (“NAV”) per share will be determined daily generally as of 4:00 pm on each day that the NYSE is open for trading, or at other times as determined by the Board. The NAV of each Fund’s common shares is the total assets of the Fund (including all securities, cash and other assets) minus the sum of the Fund’s total liabilities (including accrued expenses, dividends payable, borrowings and the liquidation value of any preferred stock) divided by the total number of common shares of the Fund outstanding.

Security Valuation

The Funds value their investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. In general, the fair value of a security is the amount that the Funds might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, a Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements

Each Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Funds have access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Funds have obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

34  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

The valuation techniques used by the Funds to measure fair value at June 30, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. Summaries of the Funds’ investments categorized in the fair value hierarchy as of June 30, 2016, are as follows:

Apollo Senior Floating Rate Fund Inc.

Assets	Total Fair Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$ 8,544,964	$8,544,964	$ —	$ —
Senior Loans	366,163,407	—	336,416,042	29,747,365
Corporate Notes and Bonds	23,331,898	—	23,331,898	—
Common Stock	50,310	—	—	50,310
Preferred Stock	3,992,960	—	—	3,992,960
Warrants	—	—	—	—
Unrealized appreciation on Unfunded Loan Commitments	1,016	—	1,016	—

Total Assets	$402,084,555	$8,544,964	$359,748,956	$33,790,635

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2016:

Apollo Senior Floating Rate Fund Inc.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Common Stock	Preferred Stock	Warrants

Fair Value, beginning of period	$36,863,012	$33,001,459	$35,465	$—	$3,826,088	$—
Purchases, including capitalized PIK	5,441,974	5,441,974	—	—	—	—
Sales	(15,486,891)	(15,486,891)	—	—	—	—
Accretion/(amortization) of discounts/(premiums)	273,324	273,324	—	—	—	—
Net realized gain/(loss)	(1,696,462)	(1,696,462)	—	—	—	—
Change in net unrealized appreciation/(depreciation)	1,942,640	1,811,233	(35,465)	—	166,872	—
Transfers into Level 3	19,043,799	18,993,489	—	50,310	—	—
Transfers out of Level 3	(12,590,761)	(12,590,761)	—	—	—	—

Total Fair Value, end of period	$33,790,635	$29,747,365	$—	$50,310	$3,992,960	$—

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2016, was $198,916 for AFT.

Semi-Annual Report  |  35

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2016:

Apollo Senior Floating Rate Fund Inc.

Assets	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$26,682,641	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	3,064,118	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	606	Recoverability(b)	Recovery %(b)	6.77%

Corporate Notes and Bonds	—	Recoverability(b)	Recovery %(b)	6.77%

Common Stock	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	50,310	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,992,960	Discounted cash flow(c)	Discount rate(c)	8.51%

Total Fair Value	$33,790,635

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(b)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company-specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The estimated fair value of the recoverable assets after deducting expenses was approximately 6.77% of the book value of the assets.
(c)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

Apollo Tactical Income Fund Inc.

Assets	Total Fair Value at June 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$ 12,807,716	$12,807,716	$ —	$ —
Senior Loans	266,299,797	—	232,185,873	34,113,924
Corporate Notes and Bonds	55,281,002	—	55,281,002	—
Structured Products	36,023,261	—	16,671,845	19,351,416
Common Stock	50,310	—	—	50,310
Preferred Stock	3,992,960	—	—	3,992,960
Warrants	—	—	—	—
Unrealized appreciation on Unfunded Loan Commitments	4,356	—	1,016	3,340

Total Assets	$374,459,402	$12,807,716	$304,139,736	$57,511,950

36  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of June 30, 2016:

Apollo Tactical Income Fund Inc.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Structured Products	Common Stock	Preferred Stock	Unfunded Loan Commitments

Total Fair Value, beginning of period	$61,610,980	$31,028,040	$2,833,003	$23,923,849	$—	$3,826,088	$—
Purchases, including capitalized PIK	4,376,576	4,376,576	—	—	—	—	—
Sales	(13,824,753)	(9,601,853)	—	(4,222,900)	—	—	—
Accretion/(amortization) of discounts/ (premiums)	299,207	246,265	(1,233)	54,175	—	—	—
Net realized gain/(loss)	(3,432,717)	(1,540,709)	—	(1,892,008)	—	—	—
Change in net unrealized appreciation/ (depreciation)	(1,280,779)	953,806	(2,471,770)	70,313	—	166,872	—
Transfers into Level 3	30,567,437	19,039,883	—	11,473,904	50,310	—	3,340
Transfers out of Level 3	(20,804,001)	(10,388,084)	(360,000)	(10,055,917)	—	—	—

Total Fair Value, end of period	$57,511,950	$34,113,924	$—	$19,351,416	$50,310	$3,992,960	$3,340

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed previously. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at June 30, 2016, was $(454,221) for AIF.

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of June 30, 2016:

Apollo Tactical Income Fund Inc.

Assets	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized

Senior Loans	$30,258,385	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

	2,828,416	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	2,788	Recoverability(b)	Recovery %(b)	6.77%

	1,024,335	Market comparable approach(c)	ERP Multiple(c)	0.47x

Corporate Notes and Bonds	—	Recoverability(b)	Recovery %(b)	6.77%

Structured Products	19,351,416	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Common Stock	—	Market comparable approach(a)	Total enterprise value/EBITDA(a)	6.75x

	50,310	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Preferred Stock	3,992,960	Discounted cash flow(d)	Discount rate(d)	8.51%

Unfunded Loan Commitments	3,340	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A

Total Fair Value	$57,511,950

(a)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were

Semi-Annual Report  |  37

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

total enterprise value and EBITDA based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(b)	The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis. There are various, company-specific inputs used in the valuation analysis that relate to the liquidation value of the company’s assets, which were estimated by a third-party financial advisor as part of restructuring proceedings. The estimated fair value of the recoverable assets after deducting expenses was approximately 6.77% of the book value of the assets.
(c)	The Fund utilized a market comparable approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value and Estimated Remaining Proceeds (“ERP”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.
(d)	The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

Cash and Cash Equivalents

Cash and cash equivalents of the Funds consist of cash held in bank accounts and liquid investments with maturities, at the date of acquisition, not exceeding 90 days that, at times, may exceed federally insured limits. As of June 30, 2016, cash and cash equivalents were comprised of cash deposited with U.S. financial institutions in which carrying value approximated fair value and are considered to be Level 1 in the fair value hierarchy.

Industry Classifications

The industry classifications of the Funds’ investments, as presented in the accompanying Schedules of Investments, represent management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Moody’s, and/or as defined by the Funds’ management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications.

Fair Value of Financial Instruments

The fair value of the Funds’ assets and liabilities that qualify as financial instruments under U.S. GAAP approximates the carrying amounts presented in the accompanying Statements of Assets and Liabilities.

Securities Transactions and Investment Income

Securities transactions of the Funds are recorded on the trade date for financial reporting purposes. Cost is determined based on consideration given, and the unrealized appreciation/(depreciation) on investment securities is the difference between fair value determined in compliance with the valuation policy approved by the Board and the cost. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Interest and dividend income is recorded on the accrual basis and includes the accretion of original issue discounts and amortization of premiums where applicable using the effective interest rate method over the lives of the respective debt securities.

The Funds hold investments that have designated payment-in-kind (“PIK”) interest. PIK interest is included in interest income and reflected as a receivable in accrued interest up to the payment date. On payment dates, the Funds capitalize the accrued interest receivable as an additional investment and mark it at the fair value associated with the position.

U.S. Federal Income Tax Status

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and will distribute substantially all of their net investment income and net capital gains, if any, for their tax years. The Funds may elect to incur excise tax if it is deemed prudent by the Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the year ended December 31, 2015, AFT and AIF did not record a U.S. federal excise tax provision. During 2016, excise tax of $2,581 was paid by AFT relating to the 2015 tax year, and excise tax of $347 was paid by AIF relating to the 2014 tax year. No federal income tax or excise tax provision is required for the six months ended June 30, 2016.

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no material effect on the financial statements from following this authoritative guidance. In the

38  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The statute of limitations on AFT’s federal and state tax filings remains open for the years ended December 31, 2012 to 2015. The statute of limitations on AIF’s federal and state fillings remains open for the years ended December 31, 2013 to 2015.

Distributions to Common Shareholders

The Funds intend to make regular monthly cash distributions of all or a portion of their net investment income available to common shareholders. The Funds intend to pay common shareholders at least annually all or substantially all of their capital gains and net investment income after the payment of dividends and interest owed with respect to outstanding preferred shares and/or notes or other forms of leverage utilized by the Funds, although for cash management purposes, the Funds may elect to retain distributable amounts and pay excise tax as described above. If the Funds make a long-term capital gain distribution, they will be required to allocate such gain between the common shares and any preferred shares issued by the Funds in proportion to the total dividends paid to each class for the year in which the income is realized.

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than the other. The Funds will make a distribution only if authorized by the Board and declared by the Funds out of assets legally available for these distributions. The Funds may pay a special distribution at the end of each calendar year, if necessary, to comply with U.S. federal income tax requirements. This distribution policy may, under certain circumstances, have certain adverse consequences to the Funds and their shareholders because it may result in a return of capital to shareholders, which would reduce the Funds’ NAV and, over time, potentially increase the Funds’ expense ratios. If the Funds distribute a return of capital, it means that the Funds are returning to shareholders a portion of their investment rather than making a distribution that is funded from the Funds’ earned income or other profits. The Board may elect to change AFT’s or AIF’s distribution policy at any time.

Asset Segregation

In accordance with the Investment Company Act and various SEC and SEC staff interpretive positions, a Fund may “set aside” liquid assets (often referred to as “asset segregation”), or engage in measures in accordance with SEC or Staff guidance, to “cover” open positions with respect to certain kinds of financial instruments that could otherwise be considered “senior securities” as defined in Section 18(g) of the Investment Company Act. With respect to certain derivative contracts that are contractually required to cash settle, for example, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. In other circumstances, a Fund may be required to set aside liquid assets equal to such a financial instrument’s full notional value, or enter into appropriate offsetting transactions, while the position is open. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time announced by the SEC or its staff regarding asset segregation. These segregation and coverage requirements could result in a Fund maintaining securities positions that it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restricting portfolio management. Such segregation and coverage requirements will not limit or offset losses on related positions.

Note 3. Investment Advisory, Administration and Other Agreements with Affiliates

Investment Advisory Fee

The Adviser provides certain investment advisory, management and administrative services to the Funds pursuant to investment advisory and management agreements with each of the Funds. For its services, each Fund pays the Adviser monthly at the annual rate of 1.0% of the average daily value of the Fund’s managed assets. Managed assets are defined as the total assets of a Fund (including any assets attributable to any preferred shares that may be issued or to money borrowed or notes issued by the Fund) minus the sum of the Fund’s accrued liabilities, including accrued interest and accumulated dividends (other than liabilities for money borrowed (including the liquidation preference of preferred shares) or notes issued). The Adviser may elect from time to time, in its sole discretion, to waive its receipt of the advisory fee from a Fund. If the Adviser elects to waive its compensation, such action may have a positive effect on the Fund’s performance or yield. The Adviser is under no obligation to waive its fees, may elect not to do so, may decide to waive its compensation periodically or may decide to waive its compensation on only one of the Funds at any given time. For the six months ended June 30, 2016, the Adviser earned fees of $2,041,898 and $1,816,357 from AFT and AIF, respectively.

Administrative Services and Expense Reimbursements

The Funds and the Adviser have entered into Administrative Services and Expense Reimbursement Agreements pursuant to which the Adviser provides certain administrative services, personnel and facilities to the Funds and performs operational services necessary for the operation of the Funds not otherwise provided by other service providers of the Funds.

Semi-Annual Report  |  39

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

These services may include, without limitation, certain bookkeeping and recordkeeping services, compliance and legal services, investor relations assistance, and accounting and auditing support. Pursuant to these agreements, the Funds will reimburse the Adviser at cost, at the Adviser’s request, for certain costs and expenses incurred by the Adviser that are necessary for the administration and operation of the Funds. In addition, the Adviser or one of its affiliates may pay certain expenses on behalf of the Funds and then allocate these expenses to the Funds for reimbursement. For the six months ended June 30, 2016, the Adviser provided services under these agreements totaling $301,788 and $289,606 for AFT and AIF, respectively, which is shown in the Statements of Operations as administrative services of the Adviser. Included in these amounts is approximately $41,000 and $41,000 for AFT and AIF, respectively, of remuneration for officers of the Funds. The Adviser did not waive the right to expense reimbursements and investment advisory fees for either Fund during the six months ended June 30, 2016.

Each Fund has also entered into an Administration and Accounting Services Agreement (the “Administration Agreements”) with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”). Under the Administration Agreements, BNYMIS provides certain administrative services necessary for the operation of the Funds, including maintaining the Funds’ books and records, providing accounting services and preparing regulatory filings. The Funds pay BNYMIS for these services. The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ custodian. BNYMIS serves as the Funds’ transfer agent. BNY Mellon and BNYMIS provided services totaling $131,215 and $126,078 for AFT and AIF, respectively, for the six months ended June 30, 2016, which are included in fund administration and accounting services in the Statements of Operations.

Board of Directors Fees

Effective January 1, 2016, on an annual basis, AFT and AIF pay each member of the Board who is not an “interested person” (as defined in the Investment Company Act) of the Funds an annual retainer of $16,000 per Fund, plus $2,000 for each in-person Board meeting of a single Fund ($3,000, or $1,500 per Fund, for a joint meeting of both Funds), plus $1,000 for attendance at telephonic board meetings of a single Fund or participation in special committee meetings of a single Fund not held in conjunction with regularly scheduled Board meetings ($1,500, or $750 per Fund, for a joint meeting of both Funds). In addition, the chairman of the audit committee receives $5,000 per year from each Fund. The Funds also reimbursed independent Board members for travel and out-of-pocket expenses incurred in connection with such meetings, and the Funds split the cost of such expenses for meetings involving both AFT and AIF. Included in the Statements of Operations in Board of Directors fees for the six months ended June 30, 2016, is $53,691 and $54,132 of expenses related to the Board for each of AFT and AIF, respectively.

Note 4. Investment Transactions

For the six months ended June 30, 2016, the cost of investment purchases and proceeds from sales of securities and principal paydowns were as follows:

Fund	Purchases	Sales

Apollo Senior Floating Rate Fund Inc.	$240,381,622	$258,992,931
Apollo Tactical Income Fund Inc.	210,030,630	212,332,277

Note 5. Risks

Senior Loans

Senior Loans are usually rated below investment grade and may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of below investment grade fixed income instruments, although Senior Loans are senior and secured, in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured. Investments in Senior Loans rated below investment grade are considered speculative because of the credit risk of their issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal owed to the Funds, and such defaults could reduce the Funds’ NAV and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value. Senior Loans are subject to a number of risks, including liquidity risk and the risk of investing in below investment grade fixed income instruments.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Funds, a reduction in the value of the investment and a potential decrease in the NAV of the Funds. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that the collateral could be

40  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Funds could experience delays or limitations with respect to their ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower.

There may be less readily available and reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933 (the “1933 Act”) or registered under the Securities Exchange Act of 1934. As a result, the Adviser will rely primarily on its own evaluation of a Borrower’s credit quality, rather than on any available independent sources. Therefore, the Funds will be particularly dependent on the analytical abilities of the Adviser.

In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Funds may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown on the Schedule of Investments.

The Funds may acquire Senior Loans through assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In general, a participation is a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers and other financial and lending institutions. In purchasing participations, the Funds generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement against the Borrower, and the Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will be exposed to the credit risk of both the Borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Funds will not be able to conduct the due diligence on the Borrower or the quality of the Senior Loan with respect to which they are buying a participation that the Funds would otherwise conduct if they were investing directly in the Senior Loan, which may result in the Funds being exposed to greater credit or fraud risk with respect to the Borrower or the Senior Loan.

Corporate Bonds

The Funds may invest in a wide variety of bonds of varying maturities issued by U.S. and foreign corporations, other business entities, governments and municipalities and other issuers. Corporate bonds are issued with varying features and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights, call rights or other rights of the issuer). The Funds’ investments in corporate bonds may include, but are not limited to, senior, junior, secured and unsecured bonds, notes and other debt securities, and may be fixed rate, variable rate or floating rate, among other things.

The Adviser expects most of the corporate bonds in which the Funds invest will be high yield bonds (commonly referred to as “junk” bonds). An issuer of corporate bonds typically pays the investor a fixed rate of interest and must repay the amount borrowed on or before maturity. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The value of intermediate and longer-term corporate bonds normally fluctuates more in response to changes in interest rates than does the value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by investors’ perceptions of the creditworthiness of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace.

Semi-Annual Report  |  41

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Subordinated Loans

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt that are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

Structured Products

Investments in structured products involve risks, including credit risk and market risk. When the Funds’ investments in structured products (such as CDOs, CLOs and asset-backed securities) are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds (or loans) or stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of any factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on a structured product to be reduced to zero and any further changes in the reference instrument may then reduce the principal amount payable on maturity of the structured product. Structured products may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the product.

The Funds may have the right to receive payments only from the structured product and generally do not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that generally affect issuers of securities and capital markets. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Funds.

Certain structured products may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Funds as illiquid securities. CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Brexit Risk

In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the European Union (the “EU”), creating economic and political uncertainty in its wake. Consequently, the United Kingdom government may, pursuant to the Treaty of Lisbon (the “Treaty”), give notice of its withdrawal and enter into negotiations with the EU Council to agree to terms for the United Kingdom’s withdrawal from the EU. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. During, and possibly after, this period there is likely to be considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, if they are considered to be impacted by these events.

The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The City of London’s economy is dominated by financial services, some of which may have to move outside of the United Kingdom post-referendum (e.g., currency trading, international settlement). Under the referendum, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, the referendum creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the referendum, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU.

42  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

The impact of the referendum in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Note 6. Common Shares

Common share transactions were as follows:

Apollo Senior Floating Rate Fund Inc.

	Six Months Ended June 30,		Year Ended December 31,
	2016		2015

	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of period	15,573,061	$296,704,310	15,573,061	$296,705,488
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	(2,581)	—	(1,178)

Common shares outstanding, end of period	15,573,061	$296,701,729	15,573,061	$296,704,310

Apollo Tactical Income Fund Inc.

	Six Months Ended June 30,		Year Ended December 31,
	2016		2015

	Shares	Amount	Shares	Amount

Common shares outstanding, beginning of period	14,464,026	$275,624,904	14,464,026	$275,625,794
Common shares issued as reinvestment of dividends	—	—	—	—
Permanent differences reclassified (primarily non-deductible expenses)	—	(347)	—	(890)

Common shares outstanding, end of period	14,464,026	$275,624,557	14,464,026	$275,624,904

Dividends declared on common shares with a record date of January 1, 2016, or later through the date of this report were as follows:

Apollo Senior Floating Rate Fund Inc.

							Value of new
Dividend				Per			Common
Declaration	Ex-Dividend	Record	Payment	Share	Gross	Cash	Shares
Date	Date	Date	Date	Amount	Distribution	Distribution	Issued

December 23, 2015	January 14, 2016	January 19, 2016	January 29, 2016	$0.0977	$1,521,488	$1,521,488	—
January 29, 2016	February 12, 2016	February 17, 2016	February 29, 2016	$0.0900	$1,401,575	$1,401,575	—
February 24, 2016	March 16, 2016	March 18, 2016	March 31, 2016	$0.0900	$1,401,575	$1,401,575	—
March 24, 2016	April 15, 2016	April 19, 2016	April 29, 2016	$0.0900	$1,401,575	$1,401,575	—
April 28, 2016	May 16, 2016	May 18, 2016	May 31, 2016	$0.0900	$1,401,575	$1,401,575	—
May 20, 2016	June 16, 2016	June 20, 2016	June 30, 2016	$0.0900	$1,401,575	$1,401,575	—
June 27, 2016	July 15, 2016	July 19, 2016	July 29, 2016	$0.0900	$1,401,575	$1,401,575	—
July 29, 2016*	August 17, 2016	August 19, 2016	August 31, 2016	$0.0900	$1,401,575
August 17, 2016*	September 16, 2016	September 20, 2016	September 30, 2016	$0.0900
* Declared subsequent to June 30, 2016.

Semi-Annual Report  |  43

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Apollo Tactical Income Fund Inc.

							Value of new
Dividend				Per			Common
Declaration	Ex-Dividend	Record	Payment	Share	Gross	Cash	Shares
Date	Date	Date	Date	Amount	Distribution	Distribution	Issued

December 23, 2015	January 14, 2016	January 19, 2016	January 29, 2016	$0.1170	$1,692,291	$1,692,291	—
January 29, 2016	February 12, 2016	February 17, 2016	February 29, 2016	$0.1170	$1,692,291	$1,692,291	—
February 24, 2016	March 16, 2016	March 18, 2016	March 31, 2016	$0.1170	$1,692,291	$1,692,291	—
March 24, 2016	April 15, 2016	April 19, 2016	April 29, 2016	$0.1170	$1,692,291	$1,692,291	—
April 28, 2016	May 16, 2016	May 18, 2016	May 31, 2016	$0.1170	$1,692,291	$1,692,291	—
May 20, 2016	June 16, 2016	June 20, 2016	June 30, 2016	$0.1170	$1,692,291	$1,692,291	—
June 27, 2016	July 15, 2016	July 19, 2016	July 29, 2016	$0.1170	$1,692,291	$1,692,291	—
July 29, 2016*	August 17, 2016	August 19, 2016	August 31, 2016	$0.1170	$1,692,291
August 17, 2016*	September 16, 2016	September 20, 2016	September 30, 2016	$0.1170
* Declared subsequent to June 30, 2016.

Note 7. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

The tax character of distributions paid by AFT during the fiscal year ended December 31, 2015, was as follows:

Apollo Senior Floating Rate Fund Inc.

Distributions paid from Ordinary Income: *	2015

Common Shareholders	$19,103,474
Preferred Shareholders	—

Total Distributions	$19,103,474

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The tax character of distributions paid by AIF during the fiscal year ended December 31, 2015, was as follows:

Apollo Tactical Income Fund Inc.

Distributions paid from Ordinary Income: *	2015

Common Shareholders	$22,401,648

Total Distributions	$22,401,648

* For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

Distributions paid from Long-Term Gains:	2015

Common Shareholders	$128,957

Total Distributions	$128,957

As of December 31, 2015, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses

Apollo Senior Floating Rate Fund Inc.	$584,808	$—	$(26,167,872)	$(7,683,208)
Apollo Tactical Income Fund Inc.	465,451	—	(41,227,989)	(3,867,155)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales and defaulted security interest adjustments.

44  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2015, long-term capital loss carryforwards totaled $7,683,208 for AFT and $3,867,155 for AIF, which may be carried forward for an unlimited period.

Unrealized appreciation/(depreciation) and basis of investments for U.S. federal income tax purposes at June 30, 2016, were as follows:

	Apollo Senior Floating Rate Fund Inc.	Apollo Tactical Income Fund Inc.

Federal tax basis, cost	$405,954,907	$391,327,232

Unrealized appreciation	$2,607,720	$3,562,940
Unrealized depreciation	(15,024,052)	(33,242,842)

Net unrealized appreciation/(depreciation)*	$(12,416,332)	$(29,679,902)

* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales.

Note 8. Credit Agreements and Preferred Shares

The Funds utilize leverage and may utilize leverage to the maximum extent permitted by law for investment and other general corporate purposes. The Funds may obtain leverage by issuing preferred shares and/or notes and may also borrow funds from banks and other financial institutions. The Funds may also gain leverage synthetically through swaps and other derivatives. The use of leverage to purchase additional securities creates an opportunity for increased common share dividends, but also creates risks for common shareholders, including increased variability of the Funds’ net income, distributions and/or NAV in relation to market changes. Leverage is a speculative technique that exposes the Funds to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Funds’ portfolios will be magnified due to the use of leverage. In particular, leverage may magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage may cause greater changes in the Funds’ NAV, which will be borne entirely by the Funds’ common shareholders. If the Funds issue preferred shares and/or notes or engage in other borrowings, they will have to pay dividends on their shares or interest on their notes or borrowings, which will increase expenses and may reduce the Funds’ return. These dividend payments or interest expenses (which will be borne entirely by the common shareholders) may be greater than the Funds’ return on the underlying investments. The Funds’ leveraging strategy may not be successful.

Apollo Senior Floating Rate Fund Inc.

On May 11, 2016, AFT entered into a $150,000,000 credit facility (the “New Credit Facility”) with Sumitomo Mitsui Banking Corporation (“SMBC”) as lender. Under the terms of the New Credit Facility, AFT may borrow a single term loan not to exceed $112,500,000 (the “Term Loan”) and may borrow up to an additional $37,500,000 on a revolving basis (the “Revolving Loans”). AFT has granted a security interest in substantially all of its assets in the event of default under the New Credit Facility. AFT may borrow on a revolving basis until May 11, 2019. Any loans outstanding under the New Credit Facility must be repaid in full on May 11, 2019. The Fund will pay SMBC a quarterly commitment fee equal to 0.15% per annum on the average daily amount of available commitments. As of June 30, 2016, $14,750,000 of the available revolving credit remains undrawn. As of June 30, 2016, AFT has $135,250,000 principal outstanding under the New Credit Facility, which is comprised of a Term Loan of $112,500,000 and a Revolving Loan of $22,750,000, both of which bear interest at a rate of three-month LIBOR plus 1.05%.

Prior to May 11, 2016, AFT had a credit facility with JPMorgan Chase Bank, N.A. (“JPM”) as lender and administrative agent. The loan under the credit facility was to be repaid in full no later than May 15, 2016. On May 11, 2016, AFT repaid the outstanding loan balance of $149,269,000 and terminated the credit facility with JPM.

For the six months ended June 30, 2016, the average daily principal loan balance outstanding on days where borrowings existed was approximately $145,341,000, the weighted average annual interest rate was 1.74% and the interest expense, which is included on the Statements of Operations in interest expense, was $1,271,179.

The fair value of AFT’s borrowings under the New Credit Facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AFT has determined would be categorized as Level 2 in the fair-value hierarchy.

Semi-Annual Report  |  45

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

The New Credit Facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2016, AFT was not aware of any instances of non-compliance related to the New Credit Facility.

In connection with AFT’s entry into the New Credit Facility, certain debt financing costs were incurred by AFT and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Apollo Tactical Income Fund Inc.

On April 22, 2016, AIF entered into a $138,000,000 revolving credit facility with JPM as lender and administrative agent. AIF has granted a security interest in substantially all of its assets in the event of default under the credit facility. AIF may borrow on a revolving basis until April 21, 2017. Any loans outstanding under the credit facility must be repaid in full on April 21, 2017. The loans bear interest at a rate of three-month LIBOR plus 1.00%. As of June 30, 2016, AIF has $138,000,000 principal outstanding, which is the maximum commitment amount under the credit facility.

Prior to April 22, 2016, AIF had a $138,000,000 revolving credit facility with JPM as lender and administrative agent that expired on April 22, 2016. The loans bore interest at a rate of three-month LIBOR plus 1.00%.

For the six months ended June 30, 2016, the average daily principal loan balance outstanding on days where borrowings existed was $138,000,000, the weighted average annual interest rate was 1.60% and the interest expense, which is included on the Statements of Operations in interest expense, was $1,120,291.

The fair value of AIF’s borrowings under the credit facility approximates the carrying amount presented in the accompanying Statements of Assets and Liabilities based on a yield analysis and remaining maturities for which AIF has determined would be categorized as Level 2 in the fair-value hierarchy.

The credit facility contains certain customary affirmative and negative covenants, including limitations on debt, liens and restricted payments, as well as certain portfolio limitations and customary prepayment provisions, including a requirement to prepay loans or take certain other actions if certain asset value tests are not met. As of June 30, 2016, AIF was not aware of any instances of non-compliance related to the credit facility.

In connection with AIF’s entry into the credit facility, certain debt financing costs were incurred by AIF and are shown net of the principal amount in the Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the credit facility. The amortization of the deferred financing costs is included in the Statements of Operations.

Note 9. General Commitments and Contingencies

As of June 30, 2016, the Funds had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	AFT	AIF
The Chefs’ Warehouse, Inc.	$135,532	$135,532
Mitel Networks Corp.*	5,700,000	5,240,000
SquareTwo Financial Corp.**		173,034

Total unfunded loan commitments	$5,835,532	$5,548,566

*	The loan commitment for Mitel Networks bridge loan was subsequently cancelled on July 8, 2016.
**	Square Two Financial Corp. was held in AIF only.

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Funds’ valuation policies. Any related unrealized appreciation/(depreciation) on unfunded loan commitments is recorded on the Statements of Assets and Liabilities and the Statements of Operations. For the six months ended June 30, 2016, AFT and AIF recorded a net change in unrealized appreciation on unfunded transactions totaling $1,016 and $4,356, respectively.

46  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 10. Indemnification

The Funds each have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. Based upon historical experience, the risk of loss from such claims is currently considered remote; however, there can be no assurance that losses will not occur or if claims are made against the Funds the losses will not be material.

Note 11. Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

Semi-Annual Report  |  47

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information

June 30, 2016 (unaudited)

Dividend Reinvestment Plan

Unless a shareholder specifically elects to receive common stock of the Funds as set forth below, all net investment income dividends and all capital gains distributions declared by the Board will be payable in cash.

A shareholder may elect to have net investment income dividends and capital gains distributions reinvested in common stock of the Funds. To exercise this option, such shareholder must notify BNYMIS, the plan administrator and the Funds’ transfer agent and registrar, in writing so that such notice is received by the plan administrator not less than 10 days prior to the record date fixed by the Board for the net investment income dividend and/or capital gains distribution involved.

The plan administrator will set up an account for shares acquired pursuant to the plan for each shareholder that elects to receive dividends and distributions in additional shares of common stock of the Funds (each a “Participant”). The plan administrator may hold each Participant’s shares, together with the shares of other Participants, in non-certificated form in the plan administrator’s name or that of its nominee.

The shares are acquired by the plan administrator for a participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Funds (“Newly Issued Shares”) or (ii) by purchase of outstanding shares of common stock on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the dividend payment date, the NAV per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to as “market premium”), the plan administrator will invest the dividend amount in Newly Issued Shares on behalf of the Participant. The number of Newly Issued Shares of common stock to be credited to the Participant’s account will be determined by dividing the dollar amount of the dividend by the NAV per share on the date the shares are issued, unless the NAV is less than 95% of the then current market price per share, in which case the dollar amount of the dividend will be divided by 95% of the then current market price per share. If, on the dividend payment date, the NAV per share is greater than the market value (such condition being referred to as “market discount”), the plan administrator will invest the dividend amount in shares acquired on behalf of the Participant in Open-Market Purchases.

The plan administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a Participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the Participant’s account and remit the proceeds to the Participant, the plan administrator is authorized to deduct a $15 transaction fee plus a 5¢ per share brokerage commission from the proceeds.

Shareholders who receive dividends in the form of stock are subject to the same federal, state and local tax consequences as are shareholders who elect to receive their dividends in cash. A shareholder’s basis for determining gain or loss upon the sale of stock received in a dividend from the Funds will be equal to the total dollar amount of the dividend payable to the shareholders. Any stock received in a dividend will have a new holding period for tax purposes commencing on the day following the day on which the shares are credited to the U.S. shareholder’s account.

Participants may terminate their accounts under the plan by notifying the plan administrator via its website at bnymellon.com/shareowner, by filling out the transaction request form located at the bottom of the Participant’s statement and sending it to the plan administrator at P.O. Box 30170, College Station, TX 77842 or by calling the plan administrator at 800-331-1710.

The plan may be terminated by the Funds upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Funds. All correspondence, including requests for additional information, concerning the plan should be directed to the plan administrator by mail at P.O. Box 30170, College Station, TX 77842.

48  |  Semi-Annual Report

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information (continued)

June 30, 2016 (unaudited)

Approval of the Investment Advisory and Management Agreements for AFT and AIF

At a meeting of the Boards of Directors (together, the “Board” or the “Directors”) of Apollo Senior Floating Rate Fund Inc. (“AFT”) and Apollo Tactical Income Fund Inc. (“AIF”) (each, a “Fund” and together, the “Funds”) held on February 23, 2016, the Directors met in person to consider the approval of the Investment Advisory and Management Agreement between AFT and Apollo Credit Management, LLC (the “Adviser”) and the Investment Advisory and Management Agreement between AIF and the Adviser (each, an “Advisory Agreement” and together, the “Advisory Agreements”) for an additional one-year term. While the meetings occurred at the same time, the Directors considered each Advisory Agreement separately.

The Board has the responsibility under the Investment Company Act of 1940, as amended (the “1940 Act”), to approve annual renewal of each Fund’s Advisory Agreement at meetings of the Board called for the purpose of voting on such renewal. The Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and its affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the investment performance of each Fund, each Fund’s fees and expenses in comparison with other funds’ fees and expenses and the Adviser’s profitability at the meeting at which the renewal of the Advisory Agreements is considered, the process of evaluating each Fund’s investment advisory and management arrangements is an ongoing one.

In preparation for their review of the Advisory Agreements, all of the Directors who are not “interested persons,” as defined in the 1940 Act (the “Independent Directors”), of the Funds present at the meeting met with their independent counsel in an executive session. In considering whether to approve the Advisory Agreements, the Directors, including the Independent Directors, reviewed materials provided in advance of the meeting by the Adviser and counsel to the Independent Directors and other materials which included, among other things: (i) information concerning the services rendered to each Fund by the Adviser; (ii) information concerning the revenues generated and expenses incurred by the Adviser from the operation of each Fund; and (iii) a memorandum outlining the legal duties of the Board under the 1940 Act. The Board also reviewed information prepared by Strategic Insight, a third party service provider, which included information in respect of each Fund comparing (1) the Fund’s performance with that of a group of comparable funds selected by Strategic Insight (the “Peer Group”) and with a broader group of funds (the “Morningstar Category”) and (2) the Fund’s contractual and net management fees and total net expenses with those of its Peer Group and Morningstar Category.

Counsel to the Independent Directors discussed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement and referred the Directors to the materials provided in connection with the meeting. The Directors also received information regarding each Fund’s operations, expenses and performance periodically throughout the year.

The nature, extent and quality of services provided by the Adviser. Representatives of the Adviser discussed the nature, extent and quality of the services provided by the Adviser to each Fund, including the Adviser’s expertise in managing loan portfolios, the integrated platform of the Adviser and its affiliates and the benefits, resources and opportunities of the platform that the Adviser is able to access. Fund management discussed the size and experience of the Adviser’s staff, the experience of its key personnel in providing investment management services, the systems used by the Adviser’s personnel and the ability of the Adviser to attract and retain capable personnel. Representatives of the Adviser discussed the reputation, compliance history, compliance program and financial condition of the Adviser. They discussed the terms of each Advisory Agreement and the Adviser’s responsibilities with respect to each Fund.

Investment performance of the Funds and the Adviser. Representatives of the Adviser reviewed with the Board the performance of each Fund. Fund management discussed each Fund’s stock price and its yield. Representatives of the Adviser compared each Fund’s yield (based on the ratio of net investment income to average net assets) to the average yield of certain of its peer funds identified by the Adviser for each calendar year since the Fund’s inception. Fund management then discussed each Fund’s investment performance as compared to the performance of relevant reference indexes (the “Benchmarks”) for various periods. On a net asset value basis, AFT outperformed one Benchmark and underperformed the other Benchmark for the one-year period ended December 31, 2015, outperformed the Benchmarks for the periods from inception to December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012 and underperformed the Benchmarks for the period from inception to December 31, 2011. On a net asset value basis, AIF underperformed the Benchmarks for the one-year period ended December 31, 2015 and outperformed the Benchmarks for the periods from inception to December 31, 2015, December 31, 2014 and December 31, 2013. On a market value basis, AFT and AIF each underperformed the Benchmarks for all periods. Representatives of the Adviser next reviewed each Fund’s investment performance as compared to that of its Peer Group and Morningstar Category for various annual periods ended December 31, 2015. Each Fund ranked above the medians of its Peer Group and Morningstar Category for the various annual periods.

Semi-Annual Report  |  49

Apollo Senior Floating Rate Fund Inc.

Apollo Tactical Income Fund Inc.

Additional Information (continued)

June 30, 2016 (unaudited)

Cost of services provided and profits realized by the Adviser and its affiliates from the relationship with the Funds. The Directors received information from the Adviser regarding the profitability of each Fund to the Adviser and its affiliate and the methodology used by the Adviser in allocating its costs regarding the operations of the Funds and calculating profitability. In addition, the Directors considered whether any direct or indirect collateral benefits inured to the Adviser as a result of its affiliation with the Funds. It was noted that each Fund has entered into an Administrative Services and Reimbursement Agreement with the Adviser pursuant to which the Adviser provides the Fund with certain personnel and services not otherwise provided under the relevant Advisory Agreement, which services are required for the operations of the Fund, and the Fund generally reimburses the Adviser on an at cost basis for such services.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Directors considered the extent to which economies of scale are relevant for the Funds. It was noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from material appreciation through investment performance. It was also noted that an investment objective of each Fund is to seek current income and that much of each Fund’s realized income is expected to be distributed to its shareholders through monthly dividends.

Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients. The Board discussed the net management fee and net expense ratio comparisons set forth in the Strategic Insight report with representatives of the Adviser. For each Fund, the Fund’s contractual management fee was within the range of those of its Peer Group funds. Each Fund’s net total expense ratio at both managed and common asset levels ranked in the fourth quartile of its Peer Group and Morningstar Category. In considering the comparison of services rendered to and fees paid by each Fund to those under other investment advisory contracts, the Directors were aware of the nature of the investment strategies of each Fund and the fact that the relevant comparison funds may have investment strategies, restrictions and leverage different from those of the Fund. In regard to compensation paid to the Adviser with respect to other funds or accounts, the Adviser stated that none of the other funds or accounts advised by it or any of its affiliates are comparable to either Fund with respect to investment strategies.

Conclusion. After consideration of the factors discussed above, the Directors, including the Independent Directors, unanimously voted to approve each Advisory Agreement for an additional one-year term.

Shareholder Meeting Results

On May 19, 2016, AFT held its Annual Meeting of Shareholders for the purpose of electing Directors of AFT. The proposal was approved by AFT’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Glenn N. Marchak	12,849,882	970,953

Todd J. Slotkin	12,849,882	970,953

On May 19, 2016, AIF held its Annual Meeting of Shareholders for the election of Directors. The proposal was approved by AIF’s shareholders and the results of the voting are as follows:

NAME	FOR	WITHHELD

Glenn N. Marchak	12,077,412	615,662

Todd J. Slotkin	12,077,412	615,662

Robert L. Borden, Barry Cohen, Carl J. Rickertsen and Elliot Stein, Jr. continue to serve in their capacities as Directors of the Funds.

50  |  Semi-Annual Report

Important Information About This Report

Investment Adviser

Apollo Credit Management, LLC

9 West 57th Street

New York, NY 10019

Administrator

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 30170

College Station, TX 77842

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, NY 10112

Fund Counsel

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

This report has been prepared for shareholders of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc. (the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-888-301-3838 and additional reports will be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent period ended June 30, 2016 are available (i) without charge, upon request, by calling 1-888-301-3838 and (ii) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report  |  51

Important Information About This Report  (continued)

Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information. We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
•	Website information, including any information captured through our use of “cookies”; and
•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information. We may share the information we collect with our affiliates and nonaffiliated third parties for our everyday business purposes, such as to process your transactions, maintain your investments in the Funds, and to respond to court orders and legal investigations. We also provide such information to our affiliates, attorneys, banks, auditors, securities brokers and service providers as may be necessary to facilitate the acceptance and management of your account or your investments in the Funds and to enable them to perform services on our behalf. We may also provide your name, address, telephone number, social security number or financial condition information to affiliates or nonaffiliated third parties, such as broker-dealers, engaged in marketing activities on our behalf, such as the solicitation of your investment in future funds managed by Apollo. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

Opt-Out Notice. We reserve the right to disclose nonpublic personal information about you to a nonaffiliated third party as discussed above. If you wish to limit the distribution of your personal information with our affiliates and nonaffiliated third parties, as described herein, you may do so by:

•	Calling us at 1-888-301-3838; or.
•	Writing us at the following address:.

Apollo Global Management, LLC

c/o: Apollo Senior Floating Rate Fund Inc., Apollo Tactical Income Fund Inc.

9 West 57th Street, 43rd Floor, New York, New York 10019

Attn: Cindy Z. Michel

The ability to opt-out of disclosure of nonpublic personal information about you may not apply to arrangements necessary to effect or administer a transaction in shares of a Fund or maintain or service your account.

If you choose to write to us, your request should include your name, address, telephone number and account number(s) to which the opt-out applies and the extent to which your personal information shall be withheld. If you are a joint account owner we will apply those instructions to the entire account. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If your shares are held in “street name” at a bank or brokerage, we do not have access to your personal information and you should refer to your bank’s or broker’s privacy policies for a statement of the treatment of your personal information.

52  |  Semi-Annual Report

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9 West 57th Street, New York, NY 10019

1-888-301-3838 • www.agmfunds.com

6/30/16

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None in the reporting period.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date August 25, 2016

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date August 25, 2016